UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file numbers: 811-07899 and 811-07885

Name of Fund:	BlackRock Index Funds, Inc.
BlackRock International Index Fund
BlackRock Small Cap Index Fund

Quantitative Master Series LLC
Master International Index Series
Master Small Cap Index Series

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Index Funds,

Inc. and Quantitative Master Series LLC, 55 East 52nd Street, New York, NY 10055

Registrants’ telephone number, including area code: (800) 441-7762

Date of fiscal year end: 12/31/2014

Date of reporting period: 09/30/2014

Item 1 – Schedule of Investments

Schedule of Investments September 30, 2014(Unaudited)	BlackRock International Index Fund (Percentages shown are based on Net Assets)

Mutual Fund	Value
Master International Index Series of Quantitative Master Series LLC	$444,141,571
Total Investments (Cost — $371,186,394) — 100.0%	444,141,571
Liabilities in Excess of Other Assets — (0.0)%	(204,829)

Net Assets — 100.0%	$443,936,742

BlackRock International Index Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in Master International Index Series (the “Series”), which has the same investment objective and strategies as the Fund. As of September 30, 2014, the value of the investment and the percentage owned by the Fund of the Series was $444,141,571 and 43.2%, respectively.

•	The Fund records its investment in the Series at fair value. The Fund’s investment in the Series is valued pursuant to the pricing policies approved by the Board of Directors of the Series.

•

Fair Value Measurements - Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Series’ policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund’s policy regarding valuation of investments, please refer to the Series’ most recent financial statements as contained in its semi-annual report.

As of September 30, 2014, the Fund’s investment in the Series was classified as Level 2.

There were no transfers between levels during the period ended September 30, 2014.

BLACKROCK INDEX FUNDS, INC.	SEPTEMBER 30, 2014	1

Schedule of Investments September 30, 2014 (Unaudited)	BlackRock Small Cap Index Fund (Percentages shown are based on Net Assets)

Mutual Fund	Value
Master Small Cap Index Series of Quantitative Master Series LLC	$128,461,064
Total Investments (Cost — $102,057,732) — 100.0%	128,461,064
Liabilities in Excess of Other Assets — (0.0)%	(2,550)

Net Assets — 100.0%	$128,458,514

BlackRock Small Cap Index Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in Master Small Cap Index Series (the “Series”), which has the same investment objective and strategies as the Fund. As of September 30, 2014, the value of the investment and the percentage owned by the Fund of the Series was $128,461,064 and 18.7%, respectively.

•	The Fund records its investment in the Series at fair value. The Fund’s investment in the Series is valued pursuant to the pricing policies approved by the Board of Directors of the Series.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Series’ policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund’s policy regarding valuation of investments, please refer to the Series’ most recent financial statements as contained in its semi-annual report.

As of September 30, 2014, the Fund’s investment in the Series was classified as Level 2.

There were no transfers between levels during the period ended September 30, 2014.

2	BLACKROCK INDEX FUNDS, INC.	SEPTEMBER 30, 2014

Schedule of Investments September 30, 2014 (Unaudited)	Master International Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Australia — 7.3%
AGL Energy Ltd.	53,891	$638,390
ALS Ltd.	31,254	143,818
Alumina Ltd. (a)	203,696	301,707
Amcor Ltd.	95,721	948,131
AMP Ltd.	234,623	1,119,090
APA Group	65,243	424,452
Asciano Ltd.	75,530	399,261
ASX Ltd.	14,672	460,153
Aurizon Holdings Ltd.	168,282	666,591
AusNet Services (a)	127,928	152,599
Australia & New Zealand Banking Group Ltd.	214,649	5,802,432
Bank of Queensland Ltd.	28,508	290,158
Bendigo and Adelaide Bank Ltd.	32,277	336,651
BGP Holdings PLC (a)	783,183	10
BHP Billiton Ltd.	251,221	7,404,358
Boral Ltd.	61,931	269,394
Brambles Ltd.	123,981	1,031,365
Caltex Australia Ltd.	9,591	234,771
CFS Retail Property Trust	176,953	308,930
Coca-Cola Amatil Ltd.	43,897	336,991
Cochlear Ltd.	4,833	293,912
Commonwealth Bank of Australia	126,821	8,350,222
Computershare Ltd.	33,915	360,639
Crown Resorts Ltd.	26,895	324,760
CSL Ltd.	37,220	2,412,816
Dexus Property Group	408,182	396,319
Federation Centres Ltd.	114,385	258,054
Flight Centre Ltd.	3,589	134,243
Fortescue Metals Group Ltd.	116,502	353,936
Goodman Group	137,049	619,358
GPT Group	137,636	466,112
Harvey Norman Holdings Ltd.	38,809	123,219
Iluka Resources Ltd.	33,664	231,548
Incitec Pivot Ltd.	118,166	279,913
Insurance Australia Group Ltd.	181,448	972,445
Leighton Holdings Ltd.	7,635	129,143
Lend Lease Group	44,067	553,297
Macquarie Group Ltd.	22,530	1,133,696
Metcash Ltd.	63,431	146,080
Mirvac Group	297,877	448,085
National Australia Bank Ltd.	184,125	5,237,182
Newcrest Mining Ltd. (a)	62,155	571,204
Orica Ltd.	29,863	492,850
Origin Energy Ltd.	87,547	1,144,948
Qantas Airways Ltd. (a)	77,541	94,192
QBE Insurance Group Ltd.	101,692	1,035,610
Ramsay Health Care Ltd.	10,006	438,465
REA Group Ltd.	4,134	156,374
Rio Tinto Ltd.	34,567	1,800,114
Santos Ltd.	77,517	927,154
Scentre Group (a)	422,344	1,215,171
Seek Ltd.	25,351	358,687
Sonic Healthcare Ltd.	31,000	475,687
Common Stocks	Shares	Value
Australia (concluded)
Stockland	186,281	$643,565
Suncorp Group Ltd.	101,040	1,241,920
Sydney Airport	82,654	308,592
Tabcorp Holdings Ltd.	64,836	205,028
Tatts Group Ltd.	113,710	313,062
Telstra Corp. Ltd.	335,374	1,556,061
Toll Holdings Ltd.	57,647	284,349
TPG Telecom Ltd.	21,913	131,256
Transurban Group	139,875	944,379
Treasury Wine Estates Ltd.	54,914	202,998
Wesfarmers Ltd.	89,389	3,294,146
Westfield Corp.	156,603	1,020,434
Westpac Banking Corp.	243,192	6,827,241
Woodside Petroleum Ltd.	57,491	2,041,369
Woolworths Ltd.	98,172	2,939,669
WorleyParsons Ltd.	13,933	186,652

		75,345,408
Austria — 0.2%
Andritz AG	5,078	270,381
Erste Group Bank AG	22,061	503,708
IMMOFINANZ AG (a)	71,433	202,732
OMV AG	10,719	360,446
Raiffeisen Bank International AG	9,645	208,949
Strabag SE	30,711	—
Telekom Austria AG	8,786	79,178
Vienna Insurance Group AG	3,358	151,266
Voestalpine AG	8,606	339,843

		2,116,503
Belgium — 1.2%
Ageas	17,580	582,850
Anheuser-Busch InBev NV	62,899	6,975,366
Belgacom SA	11,310	393,771
Colruyt SA	5,685	250,490
Delhaize Group	7,854	545,830
Groupe Bruxelles Lambert SA	6,711	614,717
KBC Groep NV (a)	19,865	1,054,554
Solvay SA	4,759	730,905
Telenet Group Holding NV (a)	4,118	236,656
UCB SA	9,496	860,462
Umicore SA	7,978	347,824

		12,593,425
Denmark — 1.5%
A.P. Moeller — Maersk A/S, Class A	295	680,484
A.P. Moeller — Maersk A/S, Class B	550	1,302,864
Carlsberg A/S, Class B	8,486	753,664
Coloplast A/S, Class B	8,813	737,015
Danske Bank A/S	52,006	1,409,764
DSV A/S	12,953	364,220
Novo Nordisk A/S, Class B	156,984	7,474,288
Novozymes A/S, Class B	19,216	831,584

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2014	1

Schedule of Investments (continued)	Master International Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Denmark (concluded)
Pandora A/S	9,261	$723,068
TDC A/S	66,094	500,710
Tryg A/S	1,678	174,084
Vestas Wind Systems A/S (a)	17,094	666,455
William Demant Holding A/S (a)	1,914	146,825

		15,765,025
Finland — 0.9%
Elisa OYJ	11,811	312,890
Fortum OYJ	35,235	859,098
Kone OYJ, Class B	23,571	943,673
Metso OYJ	8,819	312,435
Neste Oil OYJ	9,420	193,936
Nokia OYJ	290,708	2,468,425
Nokian Renkaat OYJ	9,359	280,812
Orion OYJ, Class B	7,935	309,827
Sampo OYJ, Class A	35,462	1,714,638
Stora Enso OYJ, Class R	43,104	357,617
UPM-Kymmene OYJ	42,114	598,662
Wartsila OYJ	11,682	520,541

		8,872,554
France — 9.7%
Accor SA	13,402	593,550
Aeroports de Paris	2,493	298,515
Air Liquide SA	26,885	3,277,841
Airbus Group NV	45,778	2,877,625
Alcatel-Lucent (a)	223,201	688,420
Alstom SA (a)	17,361	595,328
ArcelorMittal	78,038	1,067,729
Arkema	4,361	292,228
AtoS	6,204	449,268
AXA SA	141,936	3,496,246
BNP Paribas SA	82,788	5,494,489
Bollore SA	430	243,849
Bouygues SA	15,473	500,311
Bureau Veritas SA	16,931	374,191
Cap Gemini SA	11,446	820,833
Carrefour SA	49,239	1,520,721
Casino Guichard-Perrachon SA	4,598	494,679
Christian Dior SA	4,325	724,541
Cie Generale des Etablissements Michelin	14,292	1,346,174
CNP Assurances	13,219	248,825
Compagnie de Saint-Gobain	35,232	1,609,802
Credit Agricole SA	78,646	1,185,472
Danone SA	45,155	3,023,846
Dassault Systemes SA	9,543	613,030
Edenred	15,511	382,207
EDF	19,582	642,421
Essilor International SA	15,682	1,719,808
Eurazeo	3,099	222,857
Eutelsat Communications SA	12,524	404,399

Common Stocks	Shares	Value
France (concluded)
Fonciere Des Regions	2,308	$207,994
GDF Suez	112,692	2,826,365
Gecina SA	1,869	245,077
Groupe Eurotunnel SA, Registered Shares	36,648	447,673
ICADE	2,822	238,291
Iliad SA	2,087	440,253
Imerys SA	2,500	184,293
JCDecaux SA	5,660	178,686
Kering	6,008	1,211,332
Klepierre	7,299	319,273
L’Oreal SA	19,621	3,111,788
Lafarge SA	14,478	1,041,929
Lagardere SCA	9,740	260,643
Legrand SA	21,068	1,094,767
LVMH Moet Hennessy Louis Vuitton SA	21,867	3,550,810
Natixis	71,234	490,084
Orange SA	143,396	2,139,842
Pernod Ricard SA	16,390	1,855,033
Peugeot SA (a)	30,541	390,793
Publicis Groupe SA	14,382	985,575
Remy Cointreau SA	2,081	149,819
Renault SA	14,952	1,081,623
Rexel SA	21,419	399,995
Safran SA	21,503	1,394,119
Sanofi	92,786	10,491,370
Schneider Electric SA (a)	40,720	3,124,138
SCOR SE	11,309	353,212
SES SA	24,103	833,385
Societe BIC SA	2,281	294,035
Societe Generale SA	56,107	2,861,899
Sodexo	7,479	731,606
Suez Environnement Co.	21,682	366,736
Technip SA	8,198	687,697
Thales SA	7,640	406,617
Total SA	167,386	10,838,929
Unibail-Rodamco SE	7,539	1,938,711
Valeo SA	6,064	673,799
Vallourec SA	8,857	407,598
Veolia Environnement SA	32,516	573,357
Vinci SA	37,505	2,176,448
Vivendi SA (a)	93,903	2,267,550
Wendel SA	2,515	285,020
Zodiac Aerospace	14,692	468,507

		99,235,876
Germany — 8.5%
Adidas AG	16,597	1,238,392
Allianz SE, Registered Shares	35,708	5,764,407
Axel Springer AG	2,898	159,100
BASF SE	71,845	6,553,509
Bayer AG, Registered Shares	64,685	9,000,161

2	QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2014

Schedule of Investments (continued)	Master International Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Germany (continued)
Bayerische Motoren Werke AG	25,813	$2,758,745
Bayerische Motoren Werke AG, Preference Shares	4,427	359,064
Beiersdorf AG	8,067	671,188
Brenntag AG	12,453	609,502
Celesio AG	3,574	118,662
Commerzbank AG (a)	76,766	1,139,907
Continental AG	8,478	1,605,964
Daimler AG, Registered Shares	75,316	5,751,652
Deutsche Bank AG, Registered Shares	107,886	3,767,110
Deutsche Boerse AG	14,944	1,003,500
Deutsche Lufthansa AG, Registered Shares	18,072	283,769
Deutsche Post AG, Registered Shares	75,155	2,395,570
Deutsche Telekom AG, Registered Shares	243,621	3,687,582
Deutsche Wohnen AG	22,008	468,728
E.ON SE	155,845	2,845,990
Fraport AG Frankfurt Airport Services Worldwide	2,725	178,678
Fresenius Medical Care AG & Co. KGaA	16,830	1,172,299
Fresenius SE & Co. KGaA	29,957	1,478,946
GEA Group AG	14,715	639,273
Hannover Rueck SE	4,939	398,624
HeidelbergCement AG	11,180	735,876
Henkel AG & Co. KGaA	9,214	859,238
Henkel AG & Co. KGaA, Preference Shares	13,628	1,356,699
Hochtief AG	1,718	117,907
Hugo Boss AG	2,302	286,975
Infineon Technologies AG	89,320	919,365
K+S AG, Registered Shares	12,754	359,784
Kabel Deutschland Holding AG (a)	1,772	240,374
Lanxess AG	7,231	399,163
Linde AG	14,455	2,766,823
MAN SE	2,794	314,419
Merck KGaA	10,176	935,331
Metro AG (a)	12,803	419,876
Muenchener Rueckversicherungs AG, Registered Shares	13,450	2,653,248
Osram Licht AG (a)	7,148	265,203
Porsche Automobil Holding SE, Preference Shares	12,147	968,999
ProSiebenSat.1 Media AG, Registered Shares	17,357	688,123
RWE AG	38,381	1,493,809
SAP AG	72,071	5,201,339
Siemens AG, Registered Shares	62,022	7,380,124
Sky Deutschland AG (a)	30,648	259,067
Common Stocks	Shares	Value
Germany (concluded)
Telefonica Deutschland Holding AG (a)	40,198	$209,645
ThyssenKrupp AG (a)	35,915	937,654
United Internet AG, Registered Shares	9,200	390,616
Volkswagen AG	2,386	492,995
Volkswagen AG, Preference Shares	12,661	2,614,598

		87,317,572
Hong Kong — 2.9%
AIA Group Ltd.	942,200	4,862,451
ASM Pacific Technology Ltd.	17,504	173,240
Bank of East Asia Ltd.	104,332	421,937
BOC Hong Kong Holdings Ltd.	293,400	934,006
Cathay Pacific Airways Ltd.	87,263	160,325
Cheung Kong Holdings Ltd.	109,835	1,806,777
Cheung Kong Infrastructure Holdings Ltd.	54,500	381,940
CLP Holdings Ltd.	150,187	1,206,400
First Pacific Co. Ltd.	173,250	179,703
Galaxy Entertainment Group Ltd.	182,000	1,056,696
Hang Lung Properties Ltd.	183,000	520,158
Hang Seng Bank Ltd.	59,853	960,454
Henderson Land Development Co. Ltd.	81,564	528,031
HKT Trust and HKT Ltd.	181,560	219,326
Hong Kong & China Gas Co. Ltd.	500,556	1,085,580
Hong Kong Exchanges & Clearing Ltd.	85,627	1,843,013
Hutchison Whampoa Ltd.	169,176	2,045,101
Hysan Development Co. Ltd.	43,791	202,051
Kerry Properties Ltd.	52,500	176,005
Li & Fung Ltd.	427,980	486,137
The Link REIT	183,414	1,058,415
MGM China Holdings Ltd.	86,000	247,820
MTR Corp.	113,500	445,070
New World Development Co. Ltd.	391,968	456,620
NWS Holdings Ltd.	99,824	177,540
PCCW Ltd.	348,000	218,709
Power Assets Holdings Ltd.	106,000	936,904
Sands China Ltd.	193,400	1,008,930
Shangri-La Asia Ltd.	95,905	141,735
Sino Land Co. Ltd.	237,263	365,736
SJM Holdings Ltd.	148,000	281,774
Sun Hung Kai Properties Ltd.	129,324	1,834,996
Swire Pacific Ltd., Class A	47,077	605,994
Swire Properties Ltd.	103,600	322,791
Techtronic Industries Co.	108,500	312,873
Wharf Holdings Ltd.	114,357	812,245
Wheelock & Co. Ltd.	72,000	343,446
Wynn Macau Ltd.	119,600	381,159

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2014	3

Schedule of Investments (continued)	Master International Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Hong Kong (concluded)
Yue Yuen Industrial Holdings Ltd.	54,285	$163,993

		29,366,081
Ireland — 0.8%
Bank of Ireland (a)	2,133,061	833,997
CRH PLC	58,621	1,331,300
Experian PLC	77,418	1,230,204
James Hardie Industries SE	34,057	356,313
Kerry Group PLC, Class A	12,503	881,505
Ryanair Holdings PLC (a)	10,891	103,264
Ryanair Holdings PLC — ADR (a)	636	35,889
Shire PLC	46,071	3,975,079

		8,747,551
Israel — 0.5%
Bank Hapoalim BM	79,600	448,821
Bank Leumi Le-Israel BM (a)	107,117	433,840
Bezeq The Israeli Telecommunication Corp. Ltd.	137,643	237,603
Delek Group Ltd.	372	140,793
Israel Chemicals Ltd.	31,404	225,590
The Israel Corp. Ltd. (a)	206	115,781
Mizrahi Tefahot Bank Ltd.	11,916	142,441
NICE Systems Ltd.	5,103	208,320
Teva Pharmaceutical Industries Ltd.	66,798	3,595,079

		5,548,268
Italy — 2.4%
Assicurazioni Generali SpA	92,625	1,942,077
Atlantia SpA	32,745	804,403
Banca Monte dei Paschi di Siena SpA (a)	324,016	424,148
Banco Popolare SC (a)	28,615	416,731
Enel Green Power SpA	137,956	352,123
Enel SpA	512,412	2,710,718
Eni SpA	198,988	4,721,234
Exor SpA	7,730	298,832
Fiat SpA (a)	67,095	646,643
Finmeccanica SpA (a)	29,103	281,627
Intesa Sanpaolo SpA	979,708	2,931,382
Luxottica Group SpA	13,272	689,850
Mediobanca SpA (a)	47,636	406,992
Pirelli & C SpA	18,856	260,006
Prysmian SpA	16,033	296,656
Saipem SpA (a)	19,798	419,844
Snam SpA	160,949	888,729
Telecom Italia SpA (a)	798,230	912,997
Telecom Italia SpA, Non-Convertible Savings Shares	473,382	418,432
Tenaris SA	37,448	854,546
Terna — Rete Elettrica Nazionale SpA	119,582	600,250

Common Stocks	Shares	Value
Italy (concluded)
UniCredit SpA	343,694	$2,700,021
Unione di Banche Italiane SCpA	66,689	557,380
UnipolSai SpA	77,124	217,106

		24,752,727
Japan — 20.6%
ABC-Mart, Inc.	2,000	102,148
Acom Co. Ltd. (a)	29,800	99,689
Advantest Corp.	13,900	179,452
Aeon Co. Ltd.	47,700	475,259
AEON Financial Service Co. Ltd.	11,000	235,395
Aeon Mall Co. Ltd.	8,250	157,602
Air Water, Inc.	14,000	208,541
Aisin Seiki Co. Ltd.	14,200	512,541
Ajinomoto Co., Inc.	47,000	781,610
Alfresa Holdings Corp.	14,400	207,303
Amada Co. Ltd.	29,000	276,487
ANA Holdings, Inc.	78,000	181,314
Aozora Bank Ltd.	91,000	307,709
Asahi Glass Co. Ltd.	77,100	418,252
Asahi Group Holdings Ltd.	30,700	888,033
Asahi Kasei Corp.	98,000	796,969
Asics Corp.	12,800	288,687
Astellas Pharma, Inc.	170,300	2,536,375
The Bank of Kyoto Ltd.	28,000	232,672
The Bank of Yokohama Ltd.	86,000	472,899
Benesse Holdings, Inc.	4,800	157,478
Bridgestone Corp.	51,300	1,696,745
Brother Industries Ltd.	16,900	312,314
Calbee, Inc.	5,600	183,031
Canon, Inc.	89,900	2,924,978
Casio Computer Co. Ltd.	15,800	264,037
Central Japan Railway Co.	11,000	1,483,776
The Chiba Bank Ltd.	59,000	410,429
Chiyoda Corp.	13,000	143,760
Chubu Electric Power Co., Inc. (a)	51,900	595,834
Chugai Pharmaceutical Co. Ltd.	17,400	503,656
The Chugoku Bank Ltd.	12,900	189,459
The Chugoku Electric Power Co., Inc.	22,300	285,965
Citizen Holdings Co. Ltd.	19,000	124,763
Credit Saison Co. Ltd.	9,800	188,842
Dai Nippon Printing Co. Ltd.	44,000	441,506
The Dai-ichi Life Insurance Co. Ltd.	84,300	1,252,249
Daicel Corp.	21,000	227,267
Daido Steel Co. Ltd.	21,000	83,706
Daihatsu Motor Co. Ltd.	15,100	239,613
Daiichi Sankyo Co. Ltd.	47,500	746,416
Daikin Industries Ltd.	18,600	1,153,815
Daito Trust Construction Co. Ltd.	5,900	697,690
Daiwa House Industry Co. Ltd.	46,100	828,182
Daiwa Securities Group, Inc.	129,000	1,023,057
Dena Co. Ltd.	7,400	94,079

4	QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2014

Schedule of Investments (continued)	Master International Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Japan (continued)
Denso Corp.	38,600	$1,780,860
Dentsu, Inc.	17,113	651,838
Don Quijote Co. Ltd.	4,200	241,027
East Japan Railway Co.	25,949	1,943,650
Eisai Co. Ltd.	20,100	813,008
Electric Power Development Co. Ltd.	9,900	323,486
FamilyMart Co. Ltd.	4,800	183,186
FANUC Corp.	15,200	2,748,961
Fast Retailing Co. Ltd.	4,200	1,407,386
Fuji Electric Co. Ltd.	40,800	197,468
Fuji Heavy Industries Ltd.	44,700	1,480,763
FUJIFILM Holdings Corp.	35,400	1,087,739
Fujitsu Ltd.	148,000	910,876
Fukuoka Financial Group, Inc.	63,000	300,524
Gree, Inc. (b)	9,600	65,458
GungHo Online Entertainment, Inc. (b)	31,900	151,870
The Gunma Bank Ltd.	27,000	155,643
The Hachijuni Bank Ltd.	35,000	210,340
Hakuhodo DY Holdings, Inc.	16,400	166,023
Hamamatsu Photonics KK	4,700	223,319
Hankyu Hanshin Holdings, Inc.	98,000	570,659
Hikari Tsushin, Inc.	1,300	92,418
Hino Motors Ltd.	20,400	285,462
Hirose Electric Co. Ltd.	2,600	320,998
The Hiroshima Bank Ltd.	34,000	167,073
Hisamitsu Pharmaceutical Co., Inc.	4,400	158,011
Hitachi Chemical Co. Ltd.	7,400	131,440
Hitachi Construction Machinery Co. Ltd.	6,800	136,901
Hitachi High-Technologies Corp.	4,400	126,534
Hitachi Ltd.	383,000	2,926,132
Hitachi Metals Ltd.	18,000	324,442
Hokuhoku Financial Group, Inc.	79,000	154,857
Hokuriku Electric Power Co.	10,700	140,564
Honda Motor Co. Ltd.	127,500	4,374,504
Hoya Corp.	33,800	1,135,012
Hulic Co. Ltd.	17,600	186,415
Ibiden Co. Ltd.	10,700	208,567
Idemitsu Kosan Co. Ltd.	6,000	127,439
IHI Corp.	108,000	559,693
Iida Group Holdings Co. Ltd.	13,100	160,233
Inpex Corp.	69,600	984,009
Isetan Mitsukoshi Holdings Ltd.	24,505	318,921
Isuzu Motors Ltd.	47,000	664,692
ITOCHU Corp.	115,200	1,406,937
Itochu Techno-Solutions Corp.	1,700	71,454
The Iyo Bank Ltd.	19,000	192,341
J. Front Retailing Co. Ltd.	16,100	210,625
Japan Airlines Co. Ltd.	8,280	226,563
Japan Display, Inc. (a)	28,600	137,847
Common Stocks	Shares	Value
Japan (continued)
Japan Exchange Group, Inc.	20,700	$491,343
Japan Prime Realty Investment Corp.	64	230,539
Japan Real Estate Investment Corp.	91	468,041
Japan Retail Fund Investment Corp.	169	340,653
Japan Tobacco, Inc.	87,300	2,836,851
JFE Holdings, Inc.	39,300	785,076
JGC Corp.	16,000	437,145
The Joyo Bank Ltd.	53,000	260,866
JSR Corp.	12,700	221,638
JTEKT Corp.	14,700	246,394
JX Holdings, Inc.	180,260	831,135
Kajima Corp.	60,800	291,031
Kakaku.com, Inc.	11,800	167,605
Kamigumi Co. Ltd.	17,000	160,984
Kaneka Corp.	30,000	168,068
The Kansai Electric Power Co., Inc. (a)	54,700	516,864
Kansai Paint Co. Ltd.	18,000	269,121
Kao Corp.	39,600	1,545,297
Kawasaki Heavy Industries Ltd.	103,000	411,798
KDDI Corp.	46,200	2,779,218
Keikyu Corp.	36,000	300,518
Keio Corp.	46,000	339,899
Keisei Electric Railway Co. Ltd.	20,000	200,806
Keyence Corp.	3,592	1,559,597
Kikkoman Corp.	12,000	255,036
Kintetsu Corp.	155,000	521,435
Kirin Holdings Co. Ltd.	62,500	829,171
Kobe Steel Ltd.	230,000	373,513
Koito Manufacturing Co. Ltd.	7,100	193,145
Komatsu Ltd.	74,100	1,712,536
Konami Corp.	8,200	171,000
Konica Minolta, Inc.	37,000	399,990
Kubota Corp.	89,000	1,409,170
Kuraray Co. Ltd.	27,600	324,212
Kurita Water Industries Ltd.	8,200	182,915
Kyocera Corp.	25,500	1,191,028
Kyowa Hakko Kirin Co. Ltd.	19,000	233,707
Kyushu Electric Power Co., Inc. (a)	32,700	352,468
Lawson, Inc.	4,800	335,823
LIXIL Group Corp.	19,700	420,279
M3, Inc.	15,300	245,355
Mabuchi Motor Co. Ltd.	1,800	157,044
Makita Corp.	9,500	536,672
Marubeni Corp.	131,000	896,419
Marui Group Co. Ltd.	20,000	164,699
Maruichi Steel Tube Ltd.	3,400	83,492
Mazda Motor Corp.	42,780	1,076,108
McDonald’s Holdings Co. Japan Ltd.	3,800	93,970

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2014	5

Schedule of Investments (continued)	Master International Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Japan (continued)
Medipal Holdings Corp.	10,100	$122,765
Meiji Holdings Co. Ltd.	4,393	347,401
Miraca Holdings, Inc.	4,100	169,670
Mitsubishi Chemical Holdings Corp.	100,100	492,761
Mitsubishi Corp.	108,900	2,230,299
Mitsubishi Electric Corp.	151,000	2,013,009
Mitsubishi Estate Co. Ltd.	98,000	2,208,655
Mitsubishi Gas Chemical Co., Inc.	34,000	216,775
Mitsubishi Heavy Industries Ltd.	232,200	1,494,866
Mitsubishi Logistics Corp.	9,000	129,309
Mitsubishi Materials Corp.	87,000	281,497
Mitsubishi Motors Corp. (b)	50,700	614,990
Mitsubishi Tanabe Pharma Corp.	15,200	223,037
Mitsubishi UFJ Financial Group, Inc.	997,174	5,619,787
Mitsubishi UFJ Lease & Finance Co., Ltd.	41,900	219,130
Mitsui & Co. Ltd.	132,100	2,083,756
Mitsui Chemicals, Inc. (a)	64,000	178,128
Mitsui Fudosan Co. Ltd.	72,000	2,209,566
Mitsui OSK Lines Ltd.	85,000	271,586
Mizuho Financial Group, Inc.	1,801,064	3,215,244
MS&AD Insurance Group Holdings, Inc.	40,170	876,193
Murata Manufacturing Co. Ltd.	16,100	1,830,012
Nabtesco Corp.	8,900	213,205
Nagoya Railroad Co. Ltd.	66,000	264,712
Namco Bandai Holdings, Inc.	12,900	331,868
NEC Corp.	204,000	705,101
Nexon Co. Ltd.	11,900	98,139
NGK Insulators Ltd.	20,000	476,734
NGK Spark Plug Co. Ltd.	13,200	388,408
NHK Spring Co. Ltd.	10,700	104,990
Nidec Corp.	16,100	1,087,991
Nikon Corp.	26,100	377,488
Nintendo Co. Ltd.	8,400	914,998
Nippon Building Fund, Inc.	112	589,760
Nippon Electric Glass Co. Ltd.	34,500	167,718
Nippon Express Co. Ltd.	70,000	293,182
Nippon Meat Packers, Inc.	14,000	297,258
Nippon Paint Co. Ltd.	15,000	338,368
Nippon Prologis REIT, Inc. (a)	107	248,766
Nippon Steel & Sumitomo Metal	603,265	1,566,156
Nippon Telegraph & Telephone Corp.	29,776	1,846,537
Nippon Yusen KK	125,000	329,574
Nissan Motor Co. Ltd.	195,000	1,887,628
Nisshin Seifun Group, Inc.	16,940	167,582
Nissin Foods Holdings Co. Ltd.	4,300	223,268
Nitori Holdings Co. Ltd.	5,500	340,754
Nitto Denko Corp.	13,010	712,378
NKSJ Holdings, Inc.	26,775	649,523
Common Stocks	Shares	Value
Japan (continued)
NOK Corp.	7,100	$162,994
Nomura Holdings, Inc.	288,100	1,714,006
Nomura Real Estate Holdings, Inc.	8,800	151,339
Nomura Research Institute Ltd.	9,300	300,763
NSK Ltd.	36,000	513,470
NTT Data Corp.	10,000	360,721
NTT DoCoMo, Inc.	118,100	1,977,965
NTT Urban Development Corp.	9,000	94,625
Obayashi Corp.	52,000	355,869
Odakyu Electric Railway Co. Ltd.	49,000	448,092
Oji Holdings Corp.	67,000	253,649
Olympus Corp. (a)	18,300	656,251
Omron Corp.	15,400	699,899
Ono Pharmaceutical Co. Ltd.	6,900	612,704
Oracle Corp. Japan	3,800	148,320
Oriental Land Co. Ltd.	3,800	718,112
ORIX Corp.	101,300	1,398,491
Osaka Gas Co. Ltd.	139,000	558,152
Otsuka Corp.	3,200	127,412
Otsuka Holdings Co. Ltd.	31,000	1,068,516
Panasonic Corp.	175,100	2,086,906
Park24 Co. Ltd.	6,700	106,914
Rakuten, Inc.	62,800	722,919
Resona Holdings, Inc.	175,156	988,122
Ricoh Co. Ltd.	55,800	599,477
Rinnai Corp.	2,900	240,606
Rohm Co. Ltd.	7,600	478,534
Sankyo Co. Ltd.	3,400	121,849
Sanrio Co. Ltd. (b)	4,100	118,849
Santen Pharmaceutical Co. Ltd.	6,000	336,006
SBI Holdings, Inc.	16,140	180,906
Secom Co. Ltd.	15,800	941,276
Sega Sammy Holdings, Inc.	14,032	225,930
Seibu Holdings, Inc.	9,900	197,693
Seiko Epson Corp.	11,000	530,012
Sekisui Chemical Co. Ltd.	30,000	344,788
Sekisui House Ltd.	44,100	519,751
Seven & I Holdings Co. Ltd.	58,900	2,284,519
Seven Bank Ltd.	49,100	200,100
Sharp Corp. (a)	112,000	318,612
Shikoku Electric Power Co., Inc. (a)	14,500	186,044
Shimadzu Corp.	21,000	181,931
Shimamura Co. Ltd.	1,600	147,093
Shimano, Inc.	6,100	742,025
Shimizu Corp.	48,000	378,771
Shin-Etsu Chemical Co. Ltd.	31,700	2,076,957
Shinsei Bank Ltd.	154,000	330,542
Shionogi & Co. Ltd.	25,100	576,059
Shiseido Co. Ltd.	26,900	443,728
The Shizuoka Bank Ltd.	41,000	422,151
Showa Shell Sekiyu KK	13,200	125,933
SMC Corp.	4,400	1,213,260
Softbank Corp.	75,100	5,245,649

6	QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2014

Schedule of Investments (continued)	Master International Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Japan (continued)
Sony Corp. (a)	82,900	$1,487,825
Sony Financial Holdings, Inc.	11,400	184,393
Stanley Electric Co. Ltd.	11,400	246,800
Sumitomo Chemical Co. Ltd.	115,000	410,745
Sumitomo Corp.	87,600	966,851
Sumitomo Dainippon Pharma Co. Ltd.	13,000	165,850
Sumitomo Electric Industries Ltd.	60,500	895,631
Sumitomo Heavy Industries Ltd.	46,000	259,087
Sumitomo Metal Mining Co. Ltd.	41,000	577,024
Sumitomo Mitsui Financial Group, Inc.	99,550	4,056,111
Sumitomo Mitsui Trust Holdings, Inc.	258,820	1,077,585
Sumitomo Realty & Development Co. Ltd.	28,000	997,571
Sumitomo Rubber Industries Ltd.	10,800	153,631
Suntory Beverage & Food Ltd.	10,800	382,446
Suruga Bank Ltd.	16,000	319,231
Suzuken Co. Ltd.	4,400	126,756
Suzuki Motor Corp.	29,300	971,741
Sysmex Corp.	11,400	459,066
T&D Holdings, Inc.	42,600	547,404
Taiheiyo Cement Corp.	92,000	346,989
Taisei Corp.	83,000	468,260
Taisho Pharmaceutical Holdings Co. Ltd.	3,200	219,032
Taiyo Nippon Sanso Corp.	18,000	158,909
Takashimaya Co. Ltd.	19,000	158,926
Takeda Pharmaceutical Co. Ltd.	61,400	2,669,204
TDK Corp.	10,200	570,590
Teijin Ltd.	78,000	188,467
Terumo Corp.	22,900	549,401
THK Co. Ltd.	8,200	204,335
Tobu Railway Co. Ltd.	80,000	402,254
Toho Co. Ltd.	7,400	167,190
Toho Gas Co. Ltd.	30,000	168,923
Tohoku Electric Power Co., Inc.	35,400	402,334
Tokio Marine Holdings, Inc.	54,900	1,703,414
The Tokyo Electric Power Co., Inc. (a)	113,000	395,647
Tokyo Electron Ltd.	13,600	886,383
Tokyo Gas Co. Ltd.	190,000	1,067,634
Tokyo Tatemono Co. Ltd.	33,000	267,395
Tokyu Corp.	87,000	570,184
Tokyu Fudosan Holdings Corp.	38,100	261,582
TonenGeneral Sekiyu KK	23,000	201,187
Toppan Printing Co. Ltd.	44,000	316,208
Toray Industries, Inc.	109,700	725,224
Toshiba Corp.	319,000	1,480,857
Toto Ltd.	24,000	264,038
Toyo Seikan Kaisha Ltd.	12,600	156,203
Toyo Suisan Kaisha Ltd.	6,000	199,232
Common Stocks	Shares	Value
Japan (concluded)
Toyoda Gosei Co. Ltd.	4,900	$95,656
Toyota Industries Corp.	13,400	648,261
Toyota Motor Corp.	215,800	12,697,486
Toyota Tsusho Corp.	18,500	450,641
Trend Micro, Inc.	7,100	240,571
Unicharm Corp.	29,400	670,067
United Urban Investment Corp.	188	288,548
USS Co. Ltd.	15,300	234,058
West Japan Railway Co.	13,800	617,589
Yahoo! Japan Corp.	117,400	446,232
Yakult Honsha Co. Ltd.	6,700	351,897
Yamada Denki Co. Ltd.	79,800	232,923
Yamaguchi Financial Group, Inc.	18,000	170,258
Yamaha Corp.	13,400	175,191
Yamaha Motor Co. Ltd.	19,700	386,018
Yamato Holdings Co. Ltd.	28,700	534,426
Yamato Kogyo Co. Ltd.	2,900	96,799
Yamazaki Baking Co. Ltd.	8,000	102,964
Yaskawa Electric Corp.	18,000	244,615
Yokogawa Electric Corp.	16,800	220,890
The Yokohama Rubber Co. Ltd.	19,000	164,640

		211,306,690
Luxembourg — 0.1%
Altice SA (a)	6,319	334,653
RTL Group SA (a)	3,164	270,920

		605,573
Netherlands — 4.6%
Aegon NV	145,536	1,198,373
Akzo Nobel NV	19,023	1,301,576
ASML Holding NV	27,813	2,754,839
CNH Industrial NV	75,095	594,827
Corio NV	5,756	282,120
Delta Lloyd NV	15,697	378,225
Fugro NV CVA	5,622	169,748
Gemalto NV (b)	6,342	582,318
Heineken Holding NV	8,362	552,098
Heineken NV	17,973	1,342,296
ING Groep NV — CVA (a)	301,589	4,286,852
Koninklijke Ahold NV	73,805	1,193,845
Koninklijke Boskalis Westminster NV	7,023	394,969
Koninklijke DSM NV	13,871	855,265
Koninklijke KPN NV (a)	240,804	770,964
Koninklijke Philips Electronics NV	75,225	2,392,139
Koninklijke Vopak NV	5,570	300,136
OCI NV (a)	5,753	177,464
QIAGEN NV (a)	18,000	407,789
Randstad Holding NV	9,668	449,167
Reed Elsevier NV	55,407	1,256,983
Royal Dutch Shell PLC, A Shares	307,569	11,755,414
Royal Dutch Shell PLC, Class B	190,891	7,546,680

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2014	7

Schedule of Investments (continued)	Master International Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Netherlands (concluded)
TNT Express NV	33,546	$211,626
Unilever NV CVA	127,421	5,056,722
Wolters Kluwer NV	24,340	649,083
Ziggo NV (a)	11,373	532,611

		47,394,129
New Zealand — 0.1%
Auckland International Airport Ltd.	74,005	222,330
Contact Energy Ltd.	25,337	118,286
Fletcher Building Ltd.	51,028	349,759
Ryman Healthcare Ltd.	29,262	178,312
Telecom Corp. of New Zealand Ltd.	151,215	350,440
Xero Ltd. (a)	5,032	84,572

		1,303,699
Norway — 0.8%
Aker Solutions ASA (a)	12,065	120,185
DnB NOR ASA	77,304	1,446,674
Gjensidige Forsikring ASA	14,681	310,541
Norsk Hydro ASA	105,041	587,263
Orkla ASA	64,395	582,060
Seadrill Ltd.	29,779	795,647
Statoil ASA	86,673	2,359,740
Subsea 7 SA	22,243	317,646
Telenor ASA	60,154	1,320,229
Yara International ASA	13,877	696,793

		8,536,778
Portugal — 0.2%
Banco Comercial Portugues SA (a)	2,778,916	362,855
EDP — Energias de Portugal SA	182,388	795,331
Galp Energia SGPS SA	30,587	497,109
Jeronimo Martins SGPS SA	17,766	195,501

		1,850,796
Singapore — 1.5%
Ascendas Real Estate Investment Trust	159,962	282,164
CapitaCommercial Trust	147,000	183,686
CapitaLand Ltd.	195,749	490,401
CapitaMall Trust	190,700	285,394
City Developments Ltd.	34,535	260,154
ComfortDelGro Corp. Ltd.	158,816	298,325
DBS Group Holdings Ltd.	132,407	1,909,643
Genting Singapore PLC	502,227	448,543
Global Logistic Properties Ltd.	233,000	494,568
Golden Agri-Resources Ltd.	599,251	242,108
Hutchison Port Holdings Trust	447,000	312,659
Jardine Cycle & Carriage Ltd.	7,721	259,480
Keppel Corp. Ltd.	116,577	958,888
Keppel Land Ltd.	59,000	161,761
Noble Group Ltd.	331,840	337,368
Common Stocks	Shares	Value
Singapore (concluded)
Olam International Ltd.	40,000	$73,469
Oversea-Chinese Banking Corp. Ltd.	226,653	1,728,978
SembCorp Industries Ltd.	84,590	343,245
SembCorp Marine Ltd.	72,197	211,411
Singapore Airlines Ltd.	43,009	330,977
Singapore Exchange Ltd.	69,000	390,660
Singapore Press Holdings Ltd.	99,985	329,049
Singapore Technologies Engineering Ltd.	119,213	340,682
Singapore Telecommunications Ltd.	632,132	1,881,670
StarHub Ltd.	44,157	142,521
United Overseas Bank Ltd.	98,147	1,720,587
UOL Group Ltd.	33,499	173,396
Wilmar International Ltd.	168,670	407,980
Yangzijiang Shipbuilding Holdings Ltd.	137,183	126,759

		15,126,526
Spain — 3.5%
Abertis Infraestructuras SA	33,053	651,789
ACS Actividades de Construccion y Servicios SA	13,264	508,403
Amadeus IT Holding SA, Class A	30,179	1,126,620
Banco Bilbao Vizcaya Argentaria SA	460,499	5,542,321
Banco de Sabadell SA	262,532	775,175
Banco Popular Espanol SA	138,321	843,662
Banco Santander SA	940,092	9,000,088
Bankia SA (a)	365,445	679,867
CaixaBank SA	141,495	860,375
Distribuidora Internacional de Alimentacion SA	49,064	351,604
Enagas SA	13,781	443,183
Ferrovial SA	32,584	630,388
Gas Natural SDG SA	27,397	805,929
Grifols SA	11,964	488,919
Iberdrola SA	404,240	2,889,465
Inditex SA	84,715	2,338,447
International Consolidated Airlines Group SA (a)	83,203	494,834
Mapfre SA	72,645	256,752
Red Electrica Corp. SA	7,322	633,775
Repsol SA	80,821	1,917,403
Telefonica SA	320,386	4,948,104
Zardoya Otis SA	14,579	180,695

		36,367,798
Sweden — 3.0%
Alfa Laval AB	25,343	539,949
Assa Abloy AB, Class B	26,134	1,342,962
Atlas Copco AB, Class A	53,268	1,519,933

8	QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2014

Schedule of Investments (continued)	Master International Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Sweden (concluded)
Atlas Copco AB, Class B	30,955	$799,993
Boliden AB	20,296	327,706
Electrolux AB, Class B	18,745	493,746
Elekta AB, B Shares	30,251	297,346
Getinge AB, Class B	15,355	385,524
Hennes & Mauritz AB, Class B	74,052	3,062,048
Hexagon AB, Class B	20,129	636,487
Husqvarna AB, Class B	30,171	212,719
Industrivarden AB, Class C	10,166	176,977
Investment AB Kinnevik, Class B	17,989	648,693
Investor AB, Class B	36,132	1,272,195
Lundin Petroleum AB (a)	17,569	296,993
Millicom International Cellular SA	4,906	392,944
Nordea Bank AB	236,791	3,069,618
Sandvik AB	84,579	949,934
Securitas AB, Class B	25,946	287,380
Skandinaviska Enskilda Banken AB, Class A	120,496	1,603,155
Skanska AB, Class B	30,660	632,309
SKF AB, Class B	29,668	617,637
Svenska Cellulosa AB, B Shares	46,294	1,099,996
Svenska Handelsbanken AB, Class A	38,463	1,801,281
Swedbank AB, Class A	69,688	1,747,462
Swedish Match AB	15,851	512,805
Tele2 AB, Class B	25,133	302,513
Telefonaktiebolaget LM Ericsson, Class B	237,125	2,989,876
TeliaSonera AB	186,916	1,289,000
Volvo AB, Class B	121,657	1,316,194

		30,625,375
Switzerland — 9.5%
ABB Ltd., Registered Shares (a)	172,008	3,847,746
Actelion Ltd., Registered Shares (a)	8,110	949,891
Adecco SA, Registered Shares (a)	13,512	913,423
Aryzta AG (a)	6,457	556,387
Baloise Holding AG, Registered Shares	3,699	472,848
Barry Callebaut AG, Registered Shares (a)	174	193,189
Cie Financiere Richemont SA, Registered Shares	40,832	3,337,653
Coca-Cola HBC AG (a)	14,826	319,960
Credit Suisse Group AG, Registered Shares (a)	118,386	3,275,226
EMS-Chemie Holding AG, Registered Shares	606	250,761
Geberit AG, Registered Shares	2,944	948,889
Givaudan SA, Registered Shares (a)	733	1,168,401
Glencore PLC (a)	830,917	4,601,900
Common Stocks	Shares	Value
Switzerland (concluded)
Holcim Ltd., Registered Shares (a)	18,163	$1,321,389
Julius Baer Group Ltd. (a)	17,754	793,377
Kuehne & Nagel International AG, Registered Shares	4,407	555,297
Lindt & Spruengli AG	73	364,809
Lindt & Spruengli AG, Registered Shares	8	474,153
Lonza Group AG, Registered Shares (a)	4,268	514,276
Nestle SA, Registered Shares	252,247	18,537,879
Novartis AG, Registered Shares	179,929	16,943,620
Pargesa Holding SA, Bearer Shares	2,489	197,830
Partners Group Holding AG	1,370	360,083
Roche Holding AG	54,955	16,228,372
Schindler Holding AG, Participation Certificates	3,711	502,674
Schindler Holding AG, Registered Shares	1,407	187,757
SGS SA, Registered Shares	434	897,926
Sika AG — Bearer Shares	162	560,143
Sonova Holding AG, Registered Shares	4,244	676,205
STMicroelectronics NV	49,663	383,433
Sulzer AG, Registered Shares	1,996	244,765
The Swatch Group AG, Bearer Shares	2,414	1,143,987
The Swatch Group AG, Registered Shares	3,921	342,548
Swiss Life Holding AG, Registered Shares (a)	2,592	617,658
Swiss Prime Site AG, Registered Shares (a)	4,544	337,143
Swiss Re AG (a)	27,281	2,171,084
Swisscom AG, Registered Shares	1,850	1,048,640
Syngenta AG, Registered Shares	7,234	2,290,615
Transocean Ltd.	27,983	900,048
UBS AG, Registered Shares (a)	285,615	4,964,793
Zurich Insurance Group AG (a)	11,666	3,471,833

		97,868,611
United Kingdom — 18.0%
3i Group PLC	75,832	469,643
Aberdeen Asset Management PLC	73,333	473,109
Admiral Group PLC	14,967	310,396
Aggreko PLC	20,755	519,471
AMEC PLC	24,232	432,400
Anglo American PLC	108,733	2,424,940
Antofagasta PLC	30,311	352,707
ARM Holdings PLC	108,342	1,578,457
ASOS PLC (a)	4,098	149,478
Associated British Foods PLC	27,889	1,208,959
AstraZeneca PLC	98,750	7,076,702

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2014	9

Schedule of Investments (continued)	Master International Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
United Kingdom (continued)
Aviva PLC	227,686	$1,926,240
Babcock International Group PLC	39,740	701,243
BAE Systems PLC	243,644	1,854,538
Barclays PLC	1,282,715	4,718,055
BG Group PLC	266,755	4,924,521
BHP Billiton PLC	165,208	4,569,752
BP PLC	1,442,150	10,549,810
British American Tobacco PLC	146,522	8,256,598
British Land Co. PLC	75,696	860,162
British Sky Broadcasting Group PLC	81,840	1,167,295
BT Group PLC	619,333	3,798,993
Bunzl PLC	25,641	667,167
Burberry Group PLC	35,194	858,458
Capita PLC	52,434	987,091
Capital Shopping Centres Group PLC	71,868	374,418
Carnival PLC	14,856	591,567
Centrica PLC	399,846	1,992,811
Cobham PLC	91,467	430,609
Compass Group PLC	129,936	2,095,764
Croda International PLC	9,800	324,981
Diageo PLC	196,476	5,666,785
Direct Line Insurance Group PLC	118,529	564,126
Dixons Carphone PLC	79,712	472,615
easyJet PLC	13,133	302,215
Fresnillo PLC	17,890	219,417
Friends Life Group Ltd.	107,055	533,135
G4S PLC	121,071	490,935
GKN PLC	130,126	670,095
GlaxoSmithKline PLC	379,885	8,678,143
Hammerson PLC	54,275	503,860
Hargreaves Lansdown PLC	18,750	286,155
HSBC Holdings PLC	1,491,684	15,157,429
ICAP PLC	45,521	284,682
IMI PLC	19,595	389,666
Imperial Tobacco Group PLC	74,710	3,216,709
Inmarsat PLC	34,560	392,009
InterContinental Hotels Group PLC	18,730	722,252
Intertek Group PLC	12,965	549,451
Investec PLC	39,124	328,507
ITV PLC	303,840	1,020,195
J. Sainsbury PLC	99,946	406,421
Johnson Matthey PLC	16,256	766,581
Kingfisher PLC	179,353	937,994
Land Securities Group PLC	61,524	1,033,005
Legal & General Group PLC	455,956	1,687,183
Lloyds Banking Group PLC (a)	4,466,322	5,556,406
London Stock Exchange Group PLC	17,470	527,198
Marks & Spencer Group PLC	129,441	846,349
Meggitt PLC	63,165	460,727
Melrose Industries PLC	79,588	318,562
Common Stocks	Shares	Value
United Kingdom (concluded)
National Grid PLC	292,130	$4,199,338
Next PLC	12,298	1,316,316
Old Mutual PLC	388,469	1,139,481
Pearson PLC	64,971	1,306,064
Persimmon PLC (a)	23,773	511,538
Petrofac Ltd.	21,409	358,730
Prudential PLC	200,575	4,459,051
Randgold Resources Ltd.	6,527	442,477
Reckitt Benckiser Group PLC	50,877	4,398,705
Reed Elsevier PLC	91,033	1,455,346
Rexam PLC	54,472	433,019
Rio Tinto PLC	99,530	4,876,954
Rolls-Royce Holdings PLC (a)	145,954	2,271,576
Royal Bank of Scotland Group PLC (a)	194,056	1,156,118
Royal Mail PLC	47,610	301,626
RSA Insurance Group PLC (a)	81,316	638,694
SABMiller PLC	75,429	4,180,114
The Sage Group PLC	83,287	491,952
Schroders PLC	9,825	379,354
Segro PLC	58,006	340,450
Severn Trent PLC	17,846	542,203
Smith & Nephew PLC	69,766	1,173,578
Smiths Group PLC	31,406	641,909
Sports Direct International PLC (a)	21,241	212,241
SSE PLC	75,161	1,882,057
Standard Chartered PLC	193,038	3,560,559
Standard Life PLC (a)	188,025	1,258,099
Tate & Lyle PLC	35,544	338,800
Tesco PLC	629,666	1,880,976
Travis Perkins PLC	20,035	538,292
Tui Travel PLC	41,965	264,120
Tullow Oil PLC	71,481	745,267
Unilever PLC	100,394	4,202,283
United Utilities Group PLC	54,497	711,884
Vodafone Group PLC	2,068,293	6,815,486
The Weir Group PLC	16,925	683,520
Whitbread PLC	14,395	967,284
William Hill PLC	67,289	402,119
WM Morrison Supermarkets PLC	168,238	457,773
Wolseley PLC	21,050	1,102,577
WPP PLC	102,784	2,059,125

		184,732,197
Total Common Stocks — 97.8%		1,005,379,162

10	QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2014

Schedule of Investments (continued)	Master International Index Series (Percentages shown are based on Net Assets)

Preferred Stocks	Shares	Value
Germany — 0.0%
Fuchs Petrolub SE, Preference Shares	5,942	$224,625
Total Preferred Stocks — 0.0%		224,625

Rights (a)
Italy — 0.0%
Fiat SpA	67,095	1
Spain — 0.0%
Banco Bilbao Vizcaya Argentaria SA	460,499	45,949
Banco Popular Espanol SA	138,321	1,922

		47,871
Total Rights — 0.0%		47,872
Total Long-Term Investments (Cost — $745,816,292) — 97.8%		1,005,651,659
Short-Term Securities	Shares	Value
BlackRock Liquidity Funds, TempCash, Institutional Class, 0.05% (c)(d)	1,389,005	$1,389,005

	Beneficial Interest (000)
BlackRock Liquidity Series, LLC, Money Market Series, 0.19% (c)(d)(e)	$1,010	1,009,645

Total Short-Term Securities (Cost — $2,398,650) — 0.3%		2,398,650
Total Investments (Cost —$748,214,942*) —98.1%		1,008,050,309
Other Assets Less Liabilities — 1.9%		19,958,728

Net Assets — 100.0%		$1,028,009,037

*	As of September 30, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$793,338,890

Gross unrealized appreciation	$285,223,830
Gross unrealized depreciation	(70,512,411)

Net unrealized appreciation	$214,711,419

Notes to Schedule of Investments

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	Represents the current yield as of report date.

(d)	Investments in issuers considered to be an affiliate of the Series during the period ended September 30, 2014, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/Beneficial Interest Held at December 31, 2013	Net Activity	Shares/Beneficial Interest Held at September 30, 2014	Income
BlackRock Liquidity Funds, TempCash, Institutional Class	587,542	801,463	1,389,005	$923
BlackRock Liquidity Series, LLC, Money Market Series	$528,856	$480,789	$1,009,645	$40,632

(e)	Security was purchased with the cash collateral from loaned securities. The Series may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2014	11

Schedule of Investments (continued)	Master International Index Series

Portfolio Abbreviations

ADR	American Depositary Receipts

•	Financial futures contracts outstanding as of September 30, 2014 were as follows:

Contracts Purchased	Issue	Exchange	Expiration	Notional Value	Unrealized Appreciation (Depreciation)
210	Euro Stoxx 50 Index	Eurex Mercantile	December 2014	$8,548,704	$41,501
81	FTSE 100 Index	Euronext Life	December 2014	$8,673,891	(171,670)
76	Nikkei 225 Index	Singapore Exchange	December 2014	$5,585,229	99,919
29	SPI 200 Index	Australian Securities Exchange	December 2014	$3,353,510	(100,881)
Total					$(131,131)

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Series has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Series’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Series’ policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Series’ policy regarding valuation of investments and derivative financial instruments, please refer to the Series’ most recent financial statements as contained in its semi-annual report. The following tables summarize the Series’ investments and derivative financial instruments categorized in the disclosure hierarchy as of September 30, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Australia	—	$75,345,398	$10	$75,345,408
Austria	$281,910	1,834,593	—	2,116,503

12	QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2014

Schedule of Investments (concluded)	Master International Index Series

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Belgium	$487,146	$12,106,279	—	$12,593,425
Denmark	146,825	15,618,200	—	15,765,025
Finland	193,936	8,678,618	—	8,872,554
France	1,774,283	97,461,593	—	99,235,876
Germany	399,163	86,918,409	—	87,317,572
Hong Kong	2,182,992	27,183,089	—	29,366,081
Ireland	917,394	7,830,157	—	8,747,551
Israel	—	5,548,268	—	5,548,268
Italy	—	24,752,727	—	24,752,727
Japan	—	211,306,690	—	211,306,690
Luxembourg	334,653	270,920	—	605,573
Netherlands	—	47,394,129	—	47,394,129
New Zealand	—	1,303,699	—	1,303,699
Norway	1,445,165	7,091,613	—	8,536,778
Portugal	—	1,850,796	—	1,850,796
Singapore	—	15,126,526	—	15,126,526
Spain	—	36,367,798	—	36,367,798
Sweden	—	30,625,375	—	30,625,375
Switzerland	552,566	97,316,045	—	97,868,611
United Kingdom	2,094,236	182,637,961	—	184,732,197
Preferred Stocks	—	224,625	—	224,625
Rights	47,871	1	—	47,872
Short-Term Securities	1,389,005	1,009,645	—	2,398,650

Total	$12,247,145	$995,803,154	$10	$1,008,050,309

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments [1]
Assets:
Equity contracts	$141,420	—	—	$141,420
Liabilities:
Equity contracts	(272,551)	—	—	(272,551)

Total	$(131,131)	—	—	$(131,131)

[1] Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The Series may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of September 30, 2014, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for financial futures contracts	$1,363,000	—	—	$1,363,000
Foreign currency at value	22,594,582	—	—	22,594,582
Liabilities:
Overdraft	—	$(1,937,259)	—	(1,937,259)
Collateral on securities loaned at value	—	(1,009,645)	—	(1,009,645)

Total	$23,957,582	$(2,946,904)	—	$21,010,678

There were no transfers between levels during the period ended September 30, 2014.

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2014	13

Schedule of Investments September 30, 2014 (Unaudited)	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Advertising Agencies — 0.4%
Constant Contact, Inc. (a)	12,955	$351,599
Conversant, Inc. (a)	27,628	946,259
Harte-Hanks, Inc.	20,889	133,063
Marchex, Inc., Class B	13,745	57,042
Marin Software, Inc. (a)	10,937	94,058
Marketo, Inc. (a)	10,535	340,280
MDC Partners, Inc., Class A	17,562	337,015
National CineMedia, Inc.	25,394	368,467
QuinStreet, Inc. (a)	14,582	60,515
ReachLocal, Inc. (a)	5,647	20,386
Sizmek, Inc. (a)	9,542	73,855
TubeMogul, Inc. (a)	1,269	14,593
Viad Corp.	8,669	179,015

		2,976,147
Aerospace — 1.5%
AAR Corp.	16,359	395,070
Aerovironment, Inc. (a)	7,841	235,779
Astronics Corp. (a)	6,440	307,059
Astronics Corp., Class B (a)	1,327	63,032
Cubic Corp.	8,495	397,566
Curtiss-Wright Corp.	19,931	1,313,851
Ducommun, Inc. (a)	4,506	123,509
Erickson Air-Crane, Inc. (a)(b)	2,434	31,618
Esterline Technologies Corp. (a)	13,168	1,465,203
GenCorp, Inc. (a)	24,792	395,928
HEICO Corp.	27,508	1,284,624
Kaman Corp.	11,279	443,265
Kratos Defense & Security Solutions, Inc. (a)	18,479	121,222
LMI Aerospace, Inc. (a)	4,342	55,578
Moog, Inc., Class A (a)	18,387	1,257,671
Orbital Sciences Corp. (a)	25,044	696,223
SIFCO Industries, Inc.	989	29,769
Teledyne Technologies, Inc. (a)	15,559	1,462,702

		10,079,669
Agriculture, Fishing & Ranching — 0.5%
Alico, Inc.	1,242	47,320
The Andersons, Inc.	11,630	731,294
Cal-Maine Foods, Inc.	6,394	571,176
Calavo Growers, Inc.	5,577	251,746
Fresh Del Monte Produce, Inc.	14,798	472,056
Limoneira Co.	4,643	109,993
Sanderson Farms, Inc. (b)	9,552	840,099
Seaboard Corp. (a)	116	310,299

		3,333,983
Air Transport — 0.6%
Air Transport Services Group, Inc. (a)	21,765	158,449
Allegiant Travel Co.	5,692	703,873
Common Stocks	Shares	Value
Air Transport (concluded)
Atlas Air Worldwide Holdings, Inc. (a)	10,412	$343,804
Bristow Group, Inc.	14,706	988,243
Era Group, Inc. (a)	8,497	184,810
Hawaiian Holdings, Inc. (a)	18,559	249,619
JetBlue Airways Corp. (a)	102,823	1,091,980
PHI, Inc. (a)	5,221	214,844
Republic Airways Holdings, Inc. (a)	20,545	228,255
SkyWest, Inc.	21,317	165,846

		4,329,723
Alternative Energy — 0.3%
Abengoa Yield PLC (a)	11,807	420,093
Ameresco, Inc., Class A (a)	8,485	58,122
Amyris, Inc. (a)(b)	10,883	41,247
EnerNOC, Inc. (a)	11,258	190,936
Green Plains Renewable Energy, Inc.	15,452	577,750
REX American Resources Corp. (a)	2,572	187,447
Solazyme, Inc. (a)(b)	31,773	237,027
TerraForm Power, Inc. (a)	9,435	272,294

		1,984,916
Aluminum — 0.2%
Century Aluminum Co. (a)	21,171	549,811
Kaiser Aluminum Corp.	7,434	566,619
Noranda Aluminum Holding Corp.	18,005	81,383

		1,197,813
Asset Management & Custodian — 0.5%
Arlington Asset Investment Corp.	8,999	228,665
Calamos Asset Management, Inc., Class A	6,996	78,845
CIFC Corp.	2,412	21,829
Cohen & Steers, Inc.	7,964	306,136
Cowen Group, Inc., Class A (a)	48,019	180,071
Diamond Hill Investment Group, Inc.	1,169	143,845
Financial Engines, Inc.	21,262	727,479
GAMCO Investors, Inc., Class A	2,672	189,017
KCG Holdings, Inc., Class A (a)	18,707	189,502
Manning & Napier, Inc.	5,586	93,789
Oppenheimer Holdings, Inc., Class A	4,169	84,422
Pzena Investment Management, Inc., Class A	4,759	45,448
RCS Capital Corp., Class A	3,838	86,432
Resource America, Inc., Class A	5,415	50,414
Silvercrest Asset Management Group, Inc., Class A	2,420	32,960
Virtus Investment Partners, Inc.	2,918	506,857
Westwood Holdings Group, Inc.	3,037	172,168

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2014	1

Schedule of Investments (continued)	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Asset Management & Custodian (concluded)
WisdomTree Investments, Inc. (a)	44,552	$507,002

		3,644,881
Auto Parts — 0.8%
American Axle & Manufacturing Holdings, Inc. (a)	28,072	470,768
Dana Holding Corp.	64,831	1,242,810
Dorman Products, Inc. (a)	11,155	446,869
Federal-Mogul Corp. (a)	11,806	175,555
Fox Factory Holding Corp. (a)	4,761	73,796
Fuel Systems Solutions, Inc. (a)	5,790	51,589
Gentherm, Inc. (a)	14,552	614,531
Meritor, Inc. (a)	40,531	439,761
Remy International, Inc.	5,893	120,983
Standard Motor Products, Inc.	8,147	280,501
Stoneridge, Inc. (a)	11,621	130,969
Superior Industries International, Inc.	9,720	170,392
Tenneco, Inc. (a)	25,176	1,316,957
Tower International, Inc. (a)	8,565	215,752

		5,751,233
Auto Services — 0.1%
Cooper Tire & Rubber Co.	26,287	754,437
Back Office Support, HR & Consulting — 1.7%
The Advisory Board Co. (a)	15,227	709,426
Angie’s List, Inc. (a)	18,165	115,711
Arrowhead Research Corp. (a)	21,391	315,945
Barrett Business Services, Inc.	2,981	117,720
CBIZ, Inc. (a)	17,612	138,606
CDI Corp.	5,763	83,679
Convergys Corp.	42,206	752,111
The Corporate Executive Board Co.	14,055	844,284
Corporate Resource Services, Inc. (a)(b)	6,542	9,813
CRA International, Inc. (a)	4,289	109,069
Dice Holdings, Inc. (a)	16,062	134,600
ExlService Holdings, Inc. (a)	13,654	333,294
Forrester Research, Inc.	4,693	172,984
FTI Consulting, Inc. (a)	16,966	593,131
GP Strategies Corp. (a)	6,219	178,610
The Hackett Group, Inc.	11,412	68,016
Heidrick & Struggles International, Inc.	7,535	154,769
Huron Consulting Group, Inc. (a)	9,782	596,409
ICF International, Inc. (a)	8,327	256,388
Insperity, Inc.	9,316	254,699
Kelly Services, Inc., Class A	11,349	177,839
Kforce, Inc.	11,370	222,511
Korn/Ferry International (a)	20,554	511,795
Liquidity Services, Inc. (a)	10,217	140,484
MAXIMUS, Inc.	28,121	1,128,496
Monster Worldwide, Inc. (a)	37,993	208,961
Common Stocks	Shares	Value
Back Office Support, HR & Consulting (concluded)
Navigant Consulting, Inc. (a)	20,540	$285,711
On Assignment, Inc. (a)	22,447	602,702
Paylocity Holding Corp. (a)	3,461	68,009
PRGX Global, Inc. (a)	11,421	66,927
Resources Connection, Inc.	16,296	227,166
RPX Corp. (a)	22,165	304,325
ServiceSource International, Inc. (a)	28,862	93,224
Sykes Enterprises, Inc. (a)	16,447	328,611
TeleTech Holdings, Inc. (a)	7,438	182,826
TriNet Group, Inc. (a)	6,585	169,564
TrueBlue, Inc. (a)	17,082	431,491
WageWorks, Inc. (a)	14,507	660,504

		11,750,410
Banks: Diversified — 7.4%
1st Source Corp.	6,241	177,744
1st United Bancorp, Inc.	12,288	104,694
Ambac Financial Group, Inc. (a)	18,717	413,646
American National Bankshares, Inc.	3,346	76,122
Ameris Bancorp	10,488	230,212
Ames National Corp.	3,401	76,012
Arrow Financial Corp.	4,513	113,141
Bancfirst Corp.	2,947	184,364
Banco Latinoamericano de Comercio Exterior SA	12,254	375,953
The Bancorp, Inc. (a)	13,636	117,133
BancorpSouth, Inc.	39,769	800,948
The Bank of Kentucky Financial Corp.	2,598	120,106
Bank of Marin Bancorp	2,429	111,467
Bank of the Ozarks, Inc.	32,921	1,037,670
Banner Corp.	8,014	308,299
BBCN Bancorp, Inc.	32,815	478,771
BBX Capital Corp. (a)	3,224	56,194
BNC Bancorp	8,299	129,962
Boston Private Financial Holdings, Inc.	32,922	407,904
Bridge Bancorp, Inc.	4,793	113,354
Bridge Capital Holdings (a)	4,123	93,757
Bryn Mawr Bank Corp.	5,703	161,566
Camden National Corp.	3,075	107,625
Capital City Bank Group, Inc.	4,534	61,390
Capitol Federal Financial, Inc.	59,078	698,302
Cardinal Financial Corp.	13,379	228,380
Cascade Bancorp (a)	13,134	66,327
Cathay General Bancorp	32,898	816,857
Centerstate Banks, Inc.	14,880	154,008
Central Pacific Financial Corp.	7,115	127,572
Century Bancorp, Inc., Class A	1,441	49,887
Charter Financial Corp.	7,058	75,521
Chemical Financial Corp.	13,496	362,907

2	QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2014

Schedule of Investments (continued)	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Banks: Diversified (continued)
Citizens & Northern Corp.	5,137	$97,603
City Holding Co.	6,462	272,244
CNB Financial Corp.	6,008	94,326
CoBiz Financial, Inc.	14,964	167,298
Columbia Banking System, Inc.	21,678	537,831
Community Bank System, Inc.	16,812	564,715
Community Trust Bancorp, Inc.	6,517	219,167
CommunityOne Bancorp (a)	4,620	40,748
ConnectOne Bancorp, Inc.	9,330	177,736
CU Bancorp (a)	4,208	79,110
Customers Bancorp, Inc. (a)	10,667	191,579
CVB Financial Corp.	43,769	628,085
Eagle Bancorp, Inc. (a)	9,477	301,558
Enterprise Bancorp, Inc.	3,122	58,818
Enterprise Financial Services Corp.	8,216	137,372
EverBank Financial Corp.	37,728	666,276
Fidelity Southern Corp.	6,916	94,749
Financial Institutions, Inc.	5,740	129,035
First Bancorp, Inc.	4,038	67,313
First Bancorp, North Carolina	8,225	131,764
First BanCorp, Puerto Rico (a)	43,681	207,485
First Busey Corp.	30,189	168,153
First Business Financial Services, Inc.	1,599	70,196
First Citizens BancShares, Inc., Class A	3,124	676,752
First Commonwealth Financial Corp.	38,905	326,413
First Community Bancshares, Inc.	6,804	97,229
First Connecticut Bancorp, Inc.	6,783	98,354
First Financial Bancorp	23,734	375,709
First Financial Bankshares, Inc.	26,503	736,518
First Financial Corp.	4,760	147,322
First Interstate Bancsystem, Inc.	7,361	195,582
First Merchants Corp.	14,816	299,431
First Midwest Bancorp, Inc.	31,051	499,611
First NBC Bank Holding Co. (a)	6,244	204,491
The First of Long Island Corp.	3,395	116,958
FirstMerit Corp.	68,381	1,203,506
Flagstar Bancorp, Inc. (a)	8,403	141,422
FNB Corp.	71,236	854,120
German American Bancorp, Inc.	5,534	142,833
Glacier Bancorp, Inc.	30,768	795,660
Guaranty Bancorp	5,986	80,871
Hampton Roads Bankshares, Inc. (a)	14,153	21,654
Hancock Holding Co.	33,993	1,089,476
Hanmi Financial Corp.	13,014	262,362
Heartland Financial USA, Inc.	6,630	158,324
Heritage Commerce Corp.	8,576	70,409
Heritage Oaks Bancorp	9,568	66,976
Home BancShares, Inc.	22,363	657,696
Horizon Bancorp	3,793	87,391
Common Stocks	Shares	Value
Banks: Diversified (continued)
Hudson Valley Holding Corp.	6,169	$111,967
Iberiabank Corp.	12,967	810,567
Independent Bank Corp./MA	9,856	352,056
Independent Bank Corp./MI	8,253	98,376
Independent Bank Group, Inc.	3,791	179,883
International Bancshares Corp.	22,441	553,507
Janus Capital Group, Inc.	61,945	900,680
Lakeland Bancorp, Inc.	15,910	155,282
Lakeland Financial Corp.	6,803	255,112
Macatawa Bank Corp.	10,764	51,667
MainSource Financial Group, Inc.	8,505	146,711
MB Financial, Inc.	27,440	759,539
Mercantile Bank Corp.	6,899	131,426
Merchants Bancshares, Inc.	2,177	61,370
Metro Bancorp, Inc. (a)	5,931	143,827
MidSouth Bancorp, Inc.	3,474	64,964
National Bank Holdings Corp., Class A	16,880	322,746
National Bankshares, Inc.	2,975	82,586
National Penn Bancshares, Inc.	48,413	470,090
NBT Bancorp, Inc.	17,950	404,234
NewBridge Bancorp (a)	14,135	107,285
Northrim BanCorp, Inc.	2,851	75,352
OFG Bancorp	18,714	280,336
Old Line Bancshares, Inc.	3,195	49,459
Old National Bancorp	47,164	611,717
Opus Bank (a)	2,099	64,292
Pacific Continental Corp.	7,454	95,784
Pacific Premier Bancorp, Inc. (a)	7,082	99,502
Palmetto Bancshares, Inc.	1,830	25,876
Park National Corp.	5,258	396,558
Park Sterling Corp.	18,693	123,935
Peapack Gladstone Financial Corp.	4,971	86,993
Penns Woods Bancorp, Inc.	2,018	85,261
Peoples Bancorp, Inc.	4,494	106,733
Peoples Financial Services Corp.	3,085	141,879
Pinnacle Financial Partners, Inc.	14,674	529,731
Preferred Bank (a)	4,797	108,028
PrivateBancorp, Inc.	29,584	884,857
Prosperity Bancshares, Inc.	28,874	1,650,727
Provident Financial Services, Inc.	24,893	407,498
Renasant Corp.	12,941	350,054
Republic Bancorp, Inc., Class A	4,090	96,892
Republic First Bancorp, Inc. (a)	12,795	49,773
S&T Bancorp, Inc.	12,299	288,535
Sandy Spring Bancorp, Inc.	10,442	239,017
Seacoast Banking Corp. of Florida (a)	8,112	88,664
ServisFirst Bancshares, Inc.	732	21,082
Sierra Bancorp	5,042	84,504
Simmons First National Corp., Class A	6,683	257,429
South State Corp.	9,936	555,621

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2014	3

Schedule of Investments (continued)	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Banks: Diversified (concluded)
Southside Bancshares, Inc. (b)	7,743	$257,455
Southwest Bancorp, Inc.	8,253	135,349
Square 1 Financial, Inc. (a)	2,568	49,383
State Bank Financial Corp.	13,418	217,908
Stock Yards Bancorp, Inc.	6,129	184,483
Stonegate Bank	4,000	103,000
Suffolk Bancorp	4,937	95,827
Susquehanna Bancshares, Inc.	77,480	774,800
Talmer Bancorp, Inc., Class A	7,488	103,559
Texas Capital Bancshares, Inc. (a)	17,819	1,027,800
Tompkins Financial Corp.	6,128	270,122
TowneBank	12,226	166,029
Trico Bancshares	6,751	152,708
Tristate Capital Holdings, Inc. (a)	9,023	81,839
TrustCo Bank Corp. NY	39,551	254,708
Trustmark Corp.	27,826	640,972
UMB Financial Corp.	15,608	851,416
Umpqua Holdings Corp.	68,950	1,135,606
Union Bankshares Corp.	19,089	440,956
United Bankshares, Inc.	28,514	881,938
United Community Banks, Inc.	20,626	339,504
United Community Financial Corp.	20,804	97,363
Univest Corp. of Pennsylvania	6,717	125,944
Valley National Bancorp	83,171	805,927
Washington Trust Bancorp, Inc.	6,107	201,470
Webster Financial Corp.	37,333	1,087,884
WesBanco, Inc.	10,801	330,403
West BanCorp., Inc.	6,627	93,640
Westamerica BanCorp	10,873	505,812
Western Alliance Bancorp (a)	31,178	745,154
Wilshire Bancorp, Inc.	29,389	271,260
Wintrust Financial Corp.	19,244	859,629
Yadkin Financial Corp. (a)	8,490	154,178

		50,412,016
Banks: Savings, Thrift & Mortgage Lending — 1.4%
Apollo Residential Mortgage, Inc.	13,247	204,401
Astoria Financial Corp.	35,856	444,256
Banc of California, Inc.	11,280	131,186
Bank Mutual Corp.	19,493	124,950
BankFinancial Corp.	7,667	79,583
Beneficial Mutual Bancorp, Inc. (a)	12,151	155,290
Berkshire Hills Bancorp, Inc.	10,298	241,900
BofI Holding, Inc. (a)	5,882	427,680
Brookline Bancorp, Inc.	29,488	252,122
Clifton Bancorp, Inc.	10,872	136,879
Dime Community Bancshares, Inc.	13,705	197,352
ESB Financial Corp.	5,274	61,600
First Defiance Financial Corp.	3,963	107,041
First Financial Northwest, Inc.	6,168	62,975
Flushing Financial Corp.	12,453	227,516
Fox Chase Bancorp, Inc.	5,072	82,724
Franklin Financial Corp. (a)	4,014	74,701
Common Stocks	Shares	Value
Banks: Savings, Thrift & Mortgage Lending (concluded)
Great Southern Bancorp, Inc.	4,303	$130,553
Heritage Financial Corp.	12,574	199,172
Home Loan Servicing Solutions Ltd.	29,231	619,405
HomeStreet, Inc.	6,261	107,001
Investors Bancorp, Inc.	148,395	1,503,241
Kearny Financial Corp. (a)	5,717	76,208
Ladder Capital Corp., Class A (a)	6,389	120,752
Meridian Bancorp, Inc. (a)	8,562	90,415
Northfield Bancorp, Inc.	21,814	297,107
Northwest Bancshares, Inc.	38,926	471,005
OceanFirst Financial Corp.	5,667	90,162
OmniAmerican Bancorp, Inc.	4,710	122,413
Oritani Financial Corp.	18,714	263,680
Sterling Bancorp	34,541	441,779
Territorial Bancorp, Inc.	3,664	74,343
United Financial Bancorp, Inc.	21,739	275,868
ViewPoint Financial Group, Inc.	16,464	394,148
Washington Federal, Inc.	41,902	853,125
Waterstone Financial, Inc.	14,341	165,639
WSFS Financial Corp.	3,666	262,522

		9,570,694
Beverage: Brewers & Distillers — 0.1%
The Boston Beer Co., Inc., Class A (a)	3,453	765,737
Craft Brew Alliance, Inc. (a)	4,610	66,384

		832,121
Beverage: Soft Drinks — 0.0%
Coca-Cola Bottling Co. Consolidated	1,918	143,141
Farmer Bros Co. (a)	3,115	90,179
National Beverage Corp. (a)	4,822	94,029

		327,349
Biotechnology — 4.4%
Acceleron Pharma, Inc. (a)	6,837	206,751
Acorda Therapeutics, Inc. (a)	17,228	583,685
Actinium Pharmaceuticals, Inc. (a)(b)	8,313	55,697
Aegerion Pharmaceuticals, Inc. (a)	12,217	407,803
Agenus, Inc. (a)	25,804	80,250
Akebia Therapeutics, Inc. (a)	3,226	71,391
Albany Molecular Research, Inc. (a)	9,660	213,196
Alder Biopharmaceuticals, Inc. (a)	3,433	43,530
Alimera Sciences, Inc. (a)(b)	10,857	58,845
AMAG Pharmaceuticals, Inc. (a)	9,140	291,657
ANI Pharmaceuticals, Inc. (a)	2,769	78,307
Applied Genetic Technologies Corp. (a)	2,234	41,575
Ardelyx, Inc. (a)	1,687	23,972
Arena Pharmaceuticals, Inc. (a)	90,808	380,486

4	QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2014

Schedule of Investments (continued)	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Biotechnology (continued)
Ariad Pharmaceuticals, Inc. (a)	68,282	$368,723
Array BioPharma, Inc. (a)	52,564	187,653
Avalanche Biotechnologies, Inc. (a)	2,753	94,125
Bio Path Holdings, Inc. (a)(b)	31,100	62,511
BioCryst Pharmaceuticals, Inc. (a)	28,871	282,358
BioDelivery Sciences International, Inc. (a)	17,209	294,102
BioTelemetry, Inc. (a)	11,169	74,944
Biotime, Inc. (a)(b)	21,337	66,998
Bluebird Bio, Inc. (a)	8,976	322,059
Celldex Therapeutics, Inc. (a)	36,923	478,522
Cellular Dynamics International, Inc. (a)(b)	4,032	28,345
Cepheid, Inc. (a)	28,799	1,268,020
ChemoCentryx, Inc. (a)(b)	11,665	52,493
Clovis Oncology, Inc. (a)	10,183	461,901
CTI BioPharma Corp. (a)	55,674	134,731
Cytokinetics, Inc. (a)	14,800	52,096
Cytori Therapeutics, Inc. (a)(b)	29,158	19,711
CytRx Corp. (a)(b)	23,210	58,953
Dendreon Corp. (a)(b)	66,151	95,257
Durata Therapeutics, Inc. (a)(b)	6,315	80,074
Dyax Corp. (a)	56,051	567,236
Dynavax Technologies Corp. (a)	109,340	156,356
Eleven Biotherapeutics, Inc. (a)	1,919	21,378
Emergent Biosolutions, Inc. (a)	12,048	256,743
Enzo Biochem, Inc. (a)	14,056	72,388
Epizyme, Inc. (a)	5,309	143,927
Exact Sciences Corp. (a)(b)	34,205	662,893
Exelixis, Inc. (a)(b)	81,402	124,545
Five Prime Therapeutics, Inc. (a)	6,940	81,406
Foundation Medicine, Inc. (a)(b)	5,773	109,456
Galena Biopharma, Inc. (a)	48,815	100,559
GenMark Diagnostics, Inc. (a)	17,272	154,930
Genocea Biosciences, Inc. (a)	1,630	14,752
Genomic Health, Inc. (a)	6,959	197,009
Geron Corp. (a)	65,454	130,908
Halozyme Therapeutics, Inc. (a)	42,723	388,779
Heron Therapeutics, Inc. (a)	9,235	76,928
Hyperion Therapeutics, Inc. (a)	5,635	142,115
Idera Pharmaceuticals, Inc. (a)(b)	24,844	56,893
IGI Laboratories, Inc. (a)	13,098	122,073
Immunogen, Inc. (a)	35,481	375,744
Immunomedics, Inc. (a)	34,462	128,199
Inovio Pharmaceuticals, Inc. (a)(b)	24,834	244,615
Insmed, Inc. (a)	20,498	267,499
Insys Therapeutics, Inc. (a)	4,143	160,666
Intrexon Corp. (a)(b)	14,704	273,200
Karyopharm Therapeutics, Inc. (a)	5,602	195,734
Keryx Biopharmaceuticals, Inc. (a)(b)	37,762	519,228
Kindred Biosciences, Inc. (a)	4,468	41,329
Lexicon Pharmaceuticals, Inc. (a)	95,529	134,696
Common Stocks	Shares	Value
Biotechnology (continued)
Liberator Medical Holdings, Inc. (b)	13,178	$41,247
Ligand Pharmaceuticals, Inc., Class B (a)	8,571	402,751
Loxo Oncology, Inc. (a)	1,214	15,940
MacroGenics, Inc. (a)	8,328	174,055
MannKind Corp. (a)(b)	94,233	556,917
Merrimack Pharmaceuticals, Inc. (a)	40,433	355,002
Mirati Therapeutics, Inc. (a)(b)	2,975	52,092
Momenta Pharmaceuticals, Inc. (a)	20,058	227,458
Nektar Therapeutics (a)	52,433	632,866
Neuralstem, Inc. (a)(b)	28,817	94,520
Neurocrine Biosciences, Inc. (a)	31,299	490,455
NewLink Genetics Corp. (a)(b)	8,231	176,308
Northwest Biotherapeutics, Inc. (a)(b)	14,403	72,447
Novavax, Inc. (a)	98,291	409,873
NPS Pharmaceuticals, Inc. (a)	43,966	1,143,116
Omeros Corp. (a)(b)	14,060	178,843
OncoMed Pharmaceuticals, Inc. (a)(b)	5,256	99,496
Oncothyreon, Inc. (a)	31,623	60,716
Ophthotech Corp. (a)	5,673	220,850
Opko Health, Inc. (a)(b)	81,555	694,033
Orexigen Therapeutics, Inc. (a)(b)	50,668	215,846
Organovo Holdings, Inc. (a)(b)	26,148	166,563
Osiris Therapeutics, Inc. (a)	7,973	100,380
Pacific Biosciences of California, Inc. (a)	23,848	117,094
PDL BioPharma, Inc.	66,714	498,354
Peregrine Pharmaceuticals, Inc. (a)(b)	73,118	99,440
Peregrine Semiconductor Corp. (a)	11,555	142,935
Progenics Pharmaceuticals, Inc. (a)	28,842	149,690
Prothena Corp. PLC (a)	11,064	245,178
PTC Therapeutics, Inc. (a)	9,133	401,943
Puma Biotechnology, Inc. (a)	9,596	2,289,318
RadNet, Inc. (a)	13,603	90,052
Raptor Pharmaceutical Corp. (a)(b)	25,766	247,096
Regado Biosciences, Inc. (a)(b)	6,473	7,314
Regulus Therapeutics, Inc. (a)	5,836	39,860
Repligen Corp. (a)	13,171	262,235
Repros Therapeutics, Inc. (a)	9,575	94,793
Retrophin, Inc. (a)	8,732	78,763
Rigel Pharmaceuticals, Inc. (a)	35,945	69,733
Rockwell Medical, Inc. (a)(b)	16,968	155,088
RTI Surgical, Inc. (a)	23,360	111,661
Sage Therapeutics, Inc. (a)	2,248	70,812
Sangamo Biosciences, Inc. (a)	28,038	302,390
Sarepta Therapeutics, Inc. (a)	16,819	354,881
Sequenom, Inc. (a)(b)	48,493	144,024
Stemline Therapeutics, Inc. (a)	4,800	59,808

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2014	5

Schedule of Investments (continued)	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Biotechnology (concluded)
Sucampo Pharmaceuticals, Inc., Class A (a)	7,493	$48,705
Sunesis Pharmaceuticals, Inc. (a)	20,550	146,727
Symmetry Medical, Inc. (a)	15,582	157,222
Synageva BioPharma Corp. (a)	8,809	605,883
Synergy Pharmaceuticals, Inc. (a)(b)	38,951	108,479
Synta Pharmaceuticals Corp. (a)	26,352	79,320
TESARO, Inc. (a)	7,957	214,202
Theravance, Inc. (b)	34,044	581,812
Threshold Pharmaceuticals, Inc. (a)	21,866	78,936
Vanda Pharmaceuticals, Inc. (a)(b)	14,141	146,784
Veracyte, Inc. (a)	2,754	26,852
Verastem, Inc. (a)	8,687	74,013
Versartis, Inc. (a)	2,797	53,115
Vital Therapies, Inc. (a)(b)	2,226	45,433
West Pharmaceutical Services, Inc.	29,219	1,307,842
Wright Medical Group, Inc. (a)	20,537	622,271
Xencor Inc. (a)	6,058	56,400
XOMA Corp. (a)	34,985	147,287
ZIOPHARM Oncology, Inc. (a)	33,421	88,231

		30,146,655
Building Materials — 0.8%
Aspen Aerogels, Inc. (a)	1,901	19,162
Builders FirstSource, Inc. (a)	19,045	103,795
Continental Building Products, Inc. (a)	5,110	74,606
Gibraltar Industries, Inc. (a)	12,816	175,451
Griffon Corp.	16,597	189,040
Headwaters, Inc. (a)	30,348	380,564
Louisiana-Pacific Corp. (a)	58,602	796,401
LSI Industries, Inc.	8,678	52,676
Masonite International Corp. (a)	12,187	674,916
NCI Building Systems, Inc. (a)	11,557	224,206
Patrick Industries, Inc. (a)	3,389	143,558
PGT, Inc. (a)	19,816	184,685
Quanex Building Products Corp.	15,528	280,902
Revolution Lighting Technologies, Inc. (a)(b)	14,116	23,715
Simpson Manufacturing Co., Inc.	17,063	497,386
Stock Building Supply Holdings, Inc. (a)	6,195	97,323
Trex Co., Inc. (a)	13,920	481,214
Watsco, Inc.	10,700	922,126

		5,321,726
Building: Climate Control — 0.1%
AAON, Inc.	17,581	299,053
Comfort Systems USA, Inc.	15,845	214,700
Common Stocks	Shares	Value
Building: Climate Control (concluded)
Nortek, Inc. (a)	3,759	$280,045

		793,798
Building: Roofing, Wallboard & Plumbing — 0.1%
Beacon Roofing Supply, Inc. (a)	20,444	520,913
Casinos & Gambling — 0.4%
Boyd Gaming Corp. (a)	32,087	326,004
Caesars Acquisition Co., Class A (a)	19,097	180,849
Caesars Entertainment Corp. (a)(b)	21,094	265,363
Empire Resorts, Inc. (a)(b)	6,185	41,501
Isle of Capri Casinos, Inc. (a)	8,841	66,308
Monarch Casino & Resort, Inc. (a)	3,965	47,223
Multimedia Games Holding Co., Inc. (a)	12,209	439,646
Penn National Gaming, Inc. (a)	32,188	360,827
Pinnacle Entertainment, Inc. (a)	24,693	619,547
Scientific Games Corp., Class A (a)	21,123	227,495

		2,574,763
Cement — 0.0%
US Concrete, Inc. (a)	5,920	154,749
Chemicals: Diversified — 1.2%
Aceto Corp.	11,964	231,144
American Vanguard Corp.	12,035	134,792
Axiall Corp.	28,869	1,033,799
Chemtura Corp. (a)	37,458	873,895
Hawkins, Inc.	4,385	157,685
Innophos Holdings, Inc.	9,044	498,234
KMG Chemicals, Inc.	3,940	64,143
Landec Corp. (a)	11,095	135,914
LSB Industries, Inc. (a)	7,993	285,430
Marrone Bio Innovations, Inc. (a)(b)	5,154	13,710
Olin Corp.	32,751	826,963
OM Group, Inc.	13,219	343,033
OMNOVA Solutions, Inc. (a)	19,793	106,288
PolyOne Corp.	38,904	1,384,204
Sensient Technologies Corp.	20,449	1,070,505
Taminco Corp. (a)	11,749	306,649
Tronox Ltd., Class A	25,361	660,654

		8,127,042
Chemicals: Specialty — 0.5%
Advanced Emissions Solutions, Inc. (a)	9,038	192,238
Balchem Corp.	12,554	710,180
Calgon Carbon Corp. (a)	22,054	427,407
FutureFuel Corp.	9,216	109,578
Innospec, Inc.	10,063	361,262
Kraton Performance Polymers, Inc. (a)	13,503	240,488
Polypore International, Inc. (a)	18,644	725,438
Quaker Chemical Corp.	5,455	391,069

6	QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2014

Schedule of Investments (continued)	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Chemicals: Specialty (concluded)
Stepan Co.	7,921	$351,534
Zep, Inc.	9,558	134,003

		3,643,197
Coal — 0.1%
Arch Coal, Inc.	88,515	187,652
Cloud Peak Energy, Inc. (a)	25,251	318,667
Hallador Energy Co.	3,731	44,175
Walter Energy, Inc. (b)	27,776	64,996
Westmoreland Coal Co. (a)	6,131	229,361

		844,851
Commercial Banks — 0.1%
Blue Hills Bancorp, Inc. (a)	11,032	144,740
C1 Financial, Inc. (a)	954	17,296
Green Bancorp, Inc. (a)	1,431	24,542
HomeTrust Bancshares, Inc. (a)	8,305	121,336
Sun Bancorp, Inc. (a)	3,478	62,986

		370,900
Commercial Finance & Mortgage Companies — 0.1%
Capital Bank Financial Corp., Class A (a)	9,988	238,513
Federal Agricultural Mortgage Corp., Class C	4,350	139,809
Meta Financial Group, Inc.	2,498	88,080
NewStar Financial, Inc. (a)	11,109	124,865
PennyMac Financial Services, Inc. (a)(c)	5,912	86,611
RE/MAX Holdings, Inc., Class A	4,497	133,696
Stonegate Mortgage Corp. (a)(b)	6,044	78,512
Walker & Dunlop, Inc. (a)	7,853	104,366

		994,452
Commercial Services & Supplies — 0.2%
ARC Document Solutions, Inc. (a)	17,161	139,004
Civeo Corp.	38,830	450,816
Collectors Universe	2,815	61,930
Hill International, Inc. (a)	11,976	47,904
Information Services Group, Inc. (a)	13,519	51,372
LifeLock, Inc. (a)	33,261	475,300
National Research Corp. (a)	4,056	52,769
National Research Corp., Class B (a)	262	9,720
Performant Financial Corp. (a)	12,646	102,180
Quest Resource Holding Corp. (a)(b)	4,700	8,084

Common Stocks	Shares	Value
Commercial Services & Supplies (concluded)
Weight Watchers International, Inc. (b)	11,528	$316,328

		1,715,407
Commercial Services: Rental & Leasing — 0.5%
Aircastle Ltd.	26,654	436,059
CAI International, Inc. (a)	6,779	131,174
Electro Rent Corp.	6,750	92,948
H&E Equipment Services, Inc.	12,871	518,444
Marlin Business Services Corp.	3,563	65,274
McGrath RentCorp	10,671	364,948
Mobile Mini, Inc.	19,277	674,117
PHH Corp. (a)	23,740	530,826
TAL International Group, Inc. (a)	14,090	581,212

		3,395,002
Commercial Vehicles & Parts — 0.3%
Accuride Corp. (a)	16,429	62,266
Commercial Vehicle Group, Inc. (a)	11,134	68,808
Cooper-Standard Holding, Inc. (a)	5,601	349,503
Miller Industries, Inc.	4,546	76,827
Modine Manufacturing Co. (a)	19,883	236,011
Motorcar Parts of America, Inc. (a)	7,253	197,354
Rush Enterprises, Inc., Class A (a)	14,124	472,448
Spartan Motors, Inc.	14,520	67,808
Strattec Security Corp.	1,400	113,890
Wabash National Corp. (a)	28,434	378,741

		2,023,656
Communications Equipment — 0.2%
Aerohive Networks, Inc. (a)	3,939	31,591
Polycom, Inc. (a)	57,051	700,871
Ruckus Wireless, Inc. (a)	26,813	358,222

		1,090,684
Communications Technology — 1.8%
ADTRAN, Inc.	23,271	477,754
Alliance Fiber Optic Products, Inc.	5,285	65,692
Anixter International, Inc.	11,209	950,971
Aruba Networks, Inc. (a)	44,106	951,807
Bel Fuse, Inc., Class B	4,116	101,830
Black Box Corp.	6,406	149,388
Calix, Inc. (a)	17,338	165,925
Ciena Corp. (a)	43,521	727,671
Comtech Telecommunications Corp.	6,261	232,596
Cyan, Inc. (a)(b)	11,482	35,824
Datalink Corp. (a)	8,366	88,930
Digi International, Inc. (a)	10,436	78,270
DigitalGlobe, Inc. (a)	31,218	889,713
Emulex Corp. (a)	29,326	144,870
Enventis Corp.	5,602	101,844
Extreme Networks, Inc. (a)	40,227	192,687

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2014	7

Schedule of Investments (continued)	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Communications Technology (concluded)
Finisar Corp. (a)	40,001	$665,217
General Cable Corp.	19,991	301,464
Harmonic, Inc. (a)	39,529	250,614
Infinera Corp. (a)	50,548	539,347
Intelsat SA (a)	11,519	197,436
InterDigital, Inc.	16,701	665,034
Ixia (a)	24,062	219,927
KVH Industries, Inc. (a)	6,756	76,478
Loral Space & Communications, Inc. (a)	5,391	387,128
NETGEAR, Inc. (a)	15,029	469,656
Numerex Corp., Class A (a)	6,075	63,666
Oplink Communications, Inc.	7,011	117,925
Parkervision, Inc. (a)(b)	41,777	47,626
Plantronics, Inc.	17,579	839,925
Procera Networks, Inc. (a)	8,558	81,986
QLogic Corp. (a)	36,004	329,797
Rightside Group, Ltd. (a)	3,728	36,348
RingCentral, Inc., Class A (a)	11,694	148,631
Seachange International, Inc. (a)	13,649	94,997
ShoreTel, Inc. (a)	26,033	173,119
Sonus Networks, Inc. (a)	101,415	346,839
TeleNav, Inc. (a)	11,386	76,286
ViaSat, Inc. (a)	17,080	941,450

		12,426,668
Computer Services Software & Systems — 5.7%
A10 Networks, Inc. (a)	5,452	49,668
ACI Worldwide, Inc. (a)	47,001	881,739
Actuate Corp. (a)	19,614	76,495
Acxiom Corp. (a)	31,856	527,217
American Software, Inc., Class A	10,307	90,908
Aspen Technology, Inc. (a)	38,037	1,434,756
AVG Technologies NV (a)	14,609	242,217
Bankrate, Inc. (a)	27,602	313,559
Barracuda Networks, Inc. (a)	3,332	85,466
Bazaarvoice, Inc. (a)	20,823	153,882
Benefitfocus, Inc. (a)	2,063	55,577
Blackbaud, Inc.	19,086	749,889
Blucora, Inc. (a)	17,367	264,673
Bottomline Technologies, Inc. (a)	16,219	447,482
Brightcove, Inc. (a)	13,620	76,000
BroadSoft, Inc. (a)	11,776	247,767
CACI International, Inc., Class A (a)	9,814	699,444
Callidus Software, Inc. (a)	19,110	229,702
CIBER, Inc. (a)	32,551	111,650
CommVault Systems, Inc. (a)	19,505	983,052
Computer Task Group, Inc.	6,625	73,537
ComScore, Inc. (a)	14,232	518,187
Cornerstone OnDemand, Inc. (a)	21,921	754,302
Covisint Corp. (a)	3,297	13,683
CSG Systems International, Inc.	14,261	374,779
Cvent, Inc. (a)	7,501	190,300
Common Stocks	Shares	Value
Computer Services Software & Systems (continued)
DealerTrack Holdings, Inc. (a)	22,125	$960,446
Demandware, Inc. (a)	12,395	631,153
Digimarc Corp.	2,721	56,352
Digital River, Inc. (a)	13,566	196,978
Dot Hill Systems Corp. (a)	24,718	93,434
EarthLink Holdings Corp.	42,015	143,691
Ebix, Inc.	12,786	181,305
Endurance International Group Holdings, Inc. (a)(b)	12,525	203,782
Envestnet, Inc. (a)	14,046	632,070
EPAM Systems, Inc. (a)	14,712	644,238
EPIQ Systems, Inc.	12,891	226,366
ePlus, Inc. (a)	2,140	119,947
Guidance Software, Inc. (a)	7,561	50,886
Guidewire Software, Inc. (a)	28,076	1,244,890
iGATE Corp. (a)	15,273	560,825
Imperva, Inc. (a)	9,132	262,362
Infoblox, Inc. (a)	22,334	329,426
Interactive Intelligence Group, Inc. (a)	6,912	288,922
Internap Network Services Corp. (a)	22,997	158,679
IntraLinks Holdings, Inc. (a)	16,348	132,419
Jive Software, Inc. (a)	17,654	102,923
The KEYW Holding Corp. (a)(b)	13,649	151,094
Limelight Networks, Inc. (a)	24,590	57,418
Lionbridge Technologies, Inc. (a)	27,147	122,161
LivePerson, Inc. (a)	22,229	279,863
LogMeIn, Inc. (a)	10,012	461,253
Luxoft Holding, Inc. (a)	3,232	120,230
Manhattan Associates, Inc. (a)	31,291	1,045,745
Mantech International Corp., Class A	9,929	267,587
Mavenir Systems, Inc. (a)	4,715	59,220
Mentor Graphics Corp.	39,990	819,595
Mercury Systems, Inc. (a)	13,792	151,850
MicroStrategy, Inc., Class A (a)	3,742	489,603
Millennial Media, Inc. (a)	31,126	57,894
ModusLink Global Solutions, Inc. (a)	14,638	52,258
Monotype Imaging Holdings, Inc.	16,278	460,993
Netscout Systems, Inc. (a)	15,026	688,191
NIC, Inc.	26,829	461,995
Nimble Storage, Inc. (a)	3,783	98,245
PDF Solutions, Inc. (a)	12,704	160,197
Pegasystems, Inc.	14,590	278,815
Perficient, Inc. (a)	14,346	215,047
Progress Software Corp. (a)	21,196	506,796
Proofpoint, Inc. (a)	15,254	566,534
PROS Holdings, Inc. (a)	9,811	247,237
Q2 Holdings, Inc. (a)	4,208	58,912
QAD, Inc., Class A	2,480	46,178
QLIK Technologies, Inc. (a)	37,040	1,001,562

8	QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2014

Schedule of Investments (continued)	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Computer Services Software & Systems (concluded)
RealNetworks, Inc. (a)	9,370	$65,122
RealPage, Inc. (a)	21,375	331,312
Reis, Inc.	3,349	79,003
Rocket Fuel, Inc. (a)(b)	7,611	120,254
Sapiens International Corp. NV (a)	10,097	74,718
Sapient Corp. (a)	47,343	662,802
Science Applications International Corp.	17,439	771,327
SciQuest, Inc. (a)	11,462	172,388
Shutterstock, Inc. (a)	6,284	448,552
SPS Commerce, Inc. (a)	6,735	357,965
SS&C Technologies Holdings, Inc. (a)	28,127	1,234,494
Synchronoss Technologies, Inc. (a)	14,559	666,511
SYNNEX Corp. (a)	11,744	759,015
Syntel, Inc. (a)	6,484	570,203
Tangoe, Inc. (a)(b)	16,183	219,280
TechTarget, Inc. (a)	6,671	57,304
TeleCommunication Systems, Inc., Class A (a)	20,223	56,422
Textura Corp. (a)(b)	7,778	205,339
Travelzoo, Inc. (a)	3,192	49,476
Tremor Video, Inc. (a)(b)	15,127	35,397
Turtle Beach Corp. (a)(b)	2,916	22,307
Tyler Technologies, Inc. (a)	13,639	1,205,688
The Ultimate Software Group, Inc. (a)	11,716	1,657,931
Unisys Corp. (a)	21,283	498,235
Unwired Planet, Inc. (a)	39,752	73,939
Varonis Systems, Inc. (a)(b)	2,270	47,897
VASCO Data Security International, Inc. (a)	12,238	229,830
Verint Systems, Inc. (a)	24,694	1,373,233
VirnetX Holding Corp. (a)(b)	17,858	107,148
Virtusa Corp. (a)	10,803	384,155
Web.com Group, Inc. (a)	21,342	425,986
Wix.com Ltd. (a)	5,839	94,884
YuMe, Inc. (a)(b)	7,674	38,370
Zix Corp. (a)	24,834	84,932

		38,974,917
Computer Technology — 0.4%
Cray, Inc. (a)	16,774	440,150
Immersion Corp. (a)	11,808	101,313
Insight Enterprises, Inc. (a)	16,819	380,614
PC Connection, Inc.	3,847	82,595
Quantum Corp. (a)	91,438	106,068
Safeguard Scientifics, Inc. (a)	8,597	158,185
Silicon Graphics International Corp. (a)	14,336	132,321
Super Micro Computer, Inc. (a)	14,212	418,117
Synaptics, Inc. (a)	14,890	1,089,948

Common Stocks	Shares	Value
Computer Technology (concluded)
Violin Memory, Inc. (a)(b)	33,146	$161,421

		3,070,732
Construction — 0.5%
Aegion Corp. (a)	15,742	350,260
EMCOR Group, Inc.	27,870	1,113,685
Granite Construction, Inc.	16,174	514,495
Great Lakes Dredge & Dock Corp. (a)	25,139	155,359
Orion Marine Group, Inc. (a)	11,599	115,758
Primoris Services Corp.	15,717	421,844
Sterling Construction Co., Inc. (a)	7,976	61,176
Tutor Perini Corp. (a)	15,392	406,349

		3,138,926
Consumer Electronics — 0.2%
RealD, Inc. (a)	16,882	158,184
Skullcandy, Inc. (a)	8,200	63,878
TiVo, Inc. (a)	47,518	607,993
Universal Electronics, Inc. (a)	6,551	323,423
VOXX International Corp. (a)	8,174	76,018
XO Group, Inc. (a)	11,187	125,406

		1,354,902
Consumer Lending — 0.8%
Cash America International, Inc.	11,640	509,832
Credit Acceptance Corp. (a)	2,900	365,603
Encore Capital Group, Inc. (a)	10,614	470,306
Ezcorp, Inc., Class A (a)	21,170	209,795
First Cash Financial Services, Inc. (a)	11,953	669,129
Marcus & Millichap, Inc. (a)	3,319	100,433
MGIC Investment Corp. (a)(b)	140,098	1,094,165
MoneyGram International, Inc. (a)	12,245	153,552
Nelnet, Inc., Class A	8,578	369,626
Nicholas Financial, Inc.	4,262	49,397
Portfolio Recovery Associates, Inc. (a)	20,697	1,081,004
Regional Management Corp. (a)	4,538	81,457
Springleaf Holdings, Inc. (a)	10,093	322,270
Tree.com, Inc. (a)	2,590	92,955
World Acceptance Corp. (a)	3,296	222,480

		5,792,004
Consumer Services: Miscellaneous — 0.6%
Chuy’s Holdings, Inc. (a)	6,874	215,775
Core-Mark Holding Co., Inc.	9,443	500,857
Del Frisco’s Restaurant Group, Inc. (a)	9,843	188,395
Move, Inc. (a)	16,475	345,316
Nutrisystem, Inc.	11,974	184,040
Sotheby’s	25,226	901,073
Steiner Leisure Ltd. (a)	6,153	231,291

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2014	9

Schedule of Investments (continued)	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Consumer Services: Miscellaneous (concluded)
WEX, Inc. (a)	16,076	$1,773,504

		4,340,251
Containers & Packaging — 0.4%
AEP Industries, Inc. (a)	1,655	62,675
Berry Plastics Group, Inc. (a)	37,260	940,443
Graphic Packaging Holding Co. (a)	135,514	1,684,439
Myers Industries, Inc.	11,508	203,001
UFP Technologies, Inc. (a)	2,494	54,818

		2,945,376
Cosmetics — 0.1%
Elizabeth Arden, Inc. (a)	10,810	180,959
Inter Parfums, Inc.	6,927	190,493
Revlon, Inc., Class A (a)	4,723	149,672

		521,124
Diversified Financial Services — 0.8%
Altisource Asset Management Corp. (a)	582	392,856
Altisource Portfolio Solutions SA (a)	6,033	608,126
Blackhawk Network Holdings, Inc. (a)	21,700	703,080
Evercore Partners, Inc., Class A	13,732	645,404
FBR & Co. (a)	3,242	89,220
FCB Financial Holdings, Inc., Class A (a)	3,038	68,993
Greenhill & Co., Inc.	11,735	545,560
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	8,905	123,067
JG Wentworth Co (a)	5,018	62,173
Liberty Tax, Inc. (a)	1,576	50,905
MidWestOne Financial Group, Inc.	2,953	67,948
Moelis & Co.	3,067	104,738
Outerwall, Inc. (a)	8,469	475,111
Piper Jaffray Cos. (a)	6,720	351,053
Stifel Financial Corp. (a)	27,093	1,270,391
Tiptree Financial, Inc. A REIT (b)	2,551	21,071

		5,579,696
Diversified Manufacturing Operations — 0.5%
AM Castle & Co. (a)	7,912	67,568
ARC Group Worldwide, Inc. (a)(b)	1,293	20,197
Barnes Group, Inc.	22,425	680,599
Federal Signal Corp.	25,949	343,565
Harsco Corp.	33,353	714,088
Lydall, Inc. (a)	7,051	190,448
OSI Systems, Inc. (a)	8,232	522,567
Raven Industries, Inc.	15,018	366,439
Standex International Corp.	5,275	391,088

Common Stocks	Shares	Value
Diversified Manufacturing Operations (concluded)
Trimas Corp. (a)	18,678	$454,436

		3,750,995
Diversified Materials & Processing — 0.6%
Belden, Inc.	18,024	1,153,897
Cabot Microelectronics Corp. (a)	9,948	412,345
CLARCOR, Inc.	20,861	1,315,912
Encore Wire Corp.	8,523	316,118
Harbinger Group, Inc. (a)	34,253	449,399
Insteel Industries, Inc.	7,597	156,194
Koppers Holdings, Inc.	8,480	281,197
NL Industries, Inc.	2,756	20,284
Tredegar Corp.	10,368	190,875

		4,296,221
Diversified Media — 0.0%
Demand Media, Inc. (a)	3,728	32,993
EW Scripps Co. (a)	12,983	211,753
Hemisphere Media Group, Inc. (a)	3,438	36,649

		281,395
Diversified Retail — 0.4%
The Bon-Ton Stores, Inc.	6,042	50,511
Fred’s, Inc., Class A	15,304	214,256
Gaiam, Inc., Class A (a)	6,086	44,671
HSN, Inc.	13,677	839,357
Overstock.com, Inc. (a)	4,912	82,816
Pricesmart, Inc.	7,708	660,113
Tuesday Morning Corp. (a)	17,905	347,447
Valuevision Media, Inc., Class A (a)	17,512	89,837
Winmark Corp.	988	72,618

		2,401,626
Drug & Grocery Store Chains — 0.4%
Casey’s General Stores, Inc.	15,881	1,138,668
Ingles Markets, Inc., Class A	5,297	125,486
The Pantry, Inc. (a)	9,708	196,393
PetMed Express, Inc.	8,370	113,832
Supervalu, Inc. (a)	83,892	749,994
Village Super Market, Inc., Class A	2,748	62,599
Weis Markets, Inc.	4,526	176,650

		2,563,622
Education Services — 0.6%
2U, Inc. (a)	4,379	68,269
American Public Education, Inc. (a)	7,327	197,756
Bridgepoint Education, Inc. (a)	7,101	79,247
Bright Horizons Family Solutions, Inc. (a)	12,678	533,237
Capella Education Co.	4,518	282,827
Career Education Corp. (a)	27,762	141,031
Chegg, Inc. (a)	30,585	190,850

10	QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2014

Schedule of Investments (continued)	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Education Services (concluded)
Education Management Corp. (a)(b)	8,426	$9,184
Franklin Covey Co. (a)	4,499	88,135
Grand Canyon Education, Inc. (a)	19,287	786,331
HealthStream, Inc. (a)	8,858	212,680
Houghton Mifflin Harcourt Co. (a)	44,981	874,431
ITT Educational Services, Inc. (a)(b)	10,154	43,561
K12, Inc. (a)	14,228	227,079
Rosetta Stone, Inc. (a)	8,748	70,421
Strayer Education, Inc. (a)	4,484	268,502
Universal Technical Institute, Inc.	9,176	85,796

		4,159,337
Electronic Components — 0.7%
Acacia Research Corp.	20,762	321,396
Checkpoint Systems, Inc. (a)	17,385	212,619
InvenSense, Inc. (a)(b)	29,418	580,417
Kemet Corp. (a)	18,409	75,845
Methode Electronics, Inc.	15,654	577,163
Multi-Fineline Electronix, Inc. (a)	3,703	34,623
NVE Corp. (a)	2,010	129,725
Park Electrochemical Corp.	8,678	204,367
Rogers Corp. (a)	7,479	409,550
Sanmina Corp. (a)	33,933	707,842
ScanSource, Inc. (a)	11,671	403,700
Sparton Corp. (a)	4,164	102,643
Speed Commerce, Inc. (a)	20,346	55,951
TTM Technologies, Inc. (a)	22,589	153,831
Universal Display Corp. (a)	16,745	546,557
Viasystems Group, Inc. (a)	2,203	34,587

		4,550,816
Electronic Entertainment — 0.2%
DTS, Inc. (a)	7,058	178,215
Glu Mobile, Inc. (a)(b)	37,496	193,854
Take-Two Interactive Software, Inc. (a)	34,534	796,699

		1,168,768
Electronics — 0.4%
Agilysys, Inc. (a)	6,154	72,187
American Science & Engineering, Inc.	3,255	180,262
Coherent, Inc. (a)	10,274	630,515
Control4 Corp. (a)(b)	4,888	63,202
CUI Global, Inc. (a)	8,674	62,800
Daktronics, Inc.	15,938	195,878
II-VI, Inc. (a)	21,964	258,516
Imprivata, Inc. (a)	2,120	32,902
iRobot Corp. (a)(b)	12,196	371,368
Newport Corp. (a)	16,380	290,254
Common Stocks	Shares	Value
Electronics (concluded)
Rofin-Sinar Technologies, Inc. (a)	11,503	$265,259

		2,423,143
Energy Equipment — 0.5%
C&J Energy Services, Inc. (a)	19,063	582,375
Capstone Turbine Corp. (a)(b)	137,560	147,189
Dynegy, Inc. (a)	41,433	1,195,756
Enphase Energy, Inc. (a)	7,315	109,652
FuelCell Energy, Inc. (a)(b)	95,797	200,216
Matador Resources Co. (a)	30,280	782,738
PowerSecure International, Inc. (a)	9,416	90,205
Silver Spring Networks, Inc. (a)	14,673	141,595

		3,249,726
Energy Equipment & Services — 0.1%
CHC Group, Ltd. (a)	13,691	76,670
Geospace Technologies Corp. (a)	5,497	193,219
Pioneer Energy Services Corp. (a)	25,879	362,824

		632,713
Engineering & Contracting Services — 0.5%
Argan, Inc.	5,246	175,111
Dycom Industries, Inc. (a)	14,077	432,305
Engility Holdings, Inc. (a)	7,193	224,206
Exponent, Inc.	5,490	389,131
Furmanite Corp. (a)	15,775	106,639
Layne Christensen Co. (a)	8,162	79,253
MasTec, Inc. (a)	27,136	830,904
Mistras Group, Inc. (a)	6,947	141,719
MYR Group, Inc. (a)	8,835	212,747
Power Solutions International, Inc. (a)	1,846	127,374
Tetra Tech, Inc.	26,916	672,362
VSE Corp.	1,799	88,187

		3,479,938
Entertainment — 0.2%
AMC Entertainment Holdings, Inc., Class A	8,770	201,622
Ascent Capital Group, Inc., Class A (a)	5,701	343,200
Carmike Cinemas, Inc. (a)	10,002	309,862
Reading International, Inc., Class A (a)	7,193	60,421
Rentrak Corp. (a)	4,078	248,514
World Wrestling Entertainment, Inc. (b)	12,462	171,602

		1,335,221
Environmental, Maintenance, & Security Service — 0.5%
ABM Industries, Inc.	22,995	590,741
The Brink’s Co.	20,020	481,281
G&K Services, Inc., Class A	8,170	452,455

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2014	11

Schedule of Investments (continued)	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Environmental, Maintenance, & Security Service (concluded)
Healthcare Services Group, Inc.	28,958	$828,488
MSA Safety, Inc.	12,195	602,433
SP Plus Corp. (a)	6,378	120,927
UniFirst Corp.	6,105	589,682

		3,666,007
Fertilizers — 0.1%
Intrepid Potash, Inc. (a)	23,110	357,050
Rentech, Inc. (a)	83,520	142,819

		499,869
Financial Data & Systems — 0.8%
Advent Software, Inc.	21,259	670,934
Cardtronics, Inc. (a)	18,453	649,546
Cass Information Systems, Inc.	4,931	204,143
Consumer Portfolio Services, Inc. (a)	8,532	54,690
Euronet Worldwide, Inc. (a)	21,123	1,009,468
EVERTEC, Inc.	27,179	607,179
Fair Isaac Corp.	13,386	737,569
Global Cash Access Holdings, Inc. (a)	27,559	186,023
Green Dot Corp., Class A (a)	12,908	272,875
Heartland Payment Systems, Inc.	14,915	711,744
Higher One Holdings, Inc. (a)	14,986	37,015
Xoom Corp. (a)	12,719	279,182

		5,420,368
Food & Staples Retailing — 0.0%
Fairway Group Holdings Corp. (a)(b)	7,928	29,651
Natural Grocers by Vitamin Cottage, Inc. (a)	3,798	61,831

		91,482
Foods — 1.4%
Annie’s, Inc. (a)	7,066	324,329
B&G Foods, Inc.	22,185	611,197
Boulder Brands, Inc. (a)	25,135	342,590
The Chefs’ Warehouse, Inc. (a)	7,565	123,007
Chiquita Brands International, Inc. (a)	19,322	274,372
Dean Foods Co.	38,904	515,478
Diamond Foods, Inc. (a)	9,029	258,320
The Fresh Market, Inc. (a)	17,722	619,029
Inventure Foods, Inc. (a)	6,451	83,605
J&J Snack Foods Corp.	6,138	574,271
John B Sanfilippo & Son, Inc.	3,325	107,597
Lancaster Colony Corp.	7,640	651,539
Lifeway Foods, Inc. (a)	2,015	27,948
Medifast, Inc. (a)	5,519	181,189
Nature’s Sunshine Products, Inc.	4,429	65,682
Common Stocks	Shares	Value
Foods (concluded)
Nutraceutical International Corp. (a)	3,665	$76,635
Omega Protein Corp. (a)	8,742	109,275
Post Holdings, Inc. (a)	18,189	603,511
Roundy’s, Inc.	16,769	50,139
Seneca Foods Corp., Class A (a)	3,338	95,467
Senomyx, Inc. (a)	17,650	144,730
Snyders-Lance, Inc.	19,601	519,427
SpartanNash Co.	15,458	300,658
Synutra International, Inc. (a)	7,657	34,686
Tootsie Roll Industries, Inc.	7,851	219,750
TreeHouse Foods, Inc. (a)	17,407	1,401,264
United Natural Foods, Inc. (a)	20,505	1,260,237

		9,575,932
Forest Products — 0.2%
Boise Cascade Co. (a)	16,358	493,030
Deltic Timber Corp.	4,635	288,853
Universal Forest Products, Inc.	8,307	354,792

		1,136,675
Forms & Bulk Printing Services — 0.3%
Deluxe Corp.	20,714	1,142,584
Ennis, Inc.	10,836	142,710
InnerWorkings, Inc. (a)	14,677	118,737
Multi-Color Corp.	5,161	234,722
Quad/Graphics, Inc.	11,487	221,125

		1,859,878
Funeral Parlors & Cemeteries — 0.2%
Carriage Services, Inc.	6,652	115,279
Hillenbrand, Inc.	25,959	801,873
Matthews International Corp., Class A	12,322	540,813

		1,457,965
Gas Pipeline — 0.2%
SemGroup Corp., Class A	17,603	1,465,802
Glass — 0.1%
Apogee Enterprises, Inc.	12,020	478,396
Gold — 0.1%
Allied Nevada Gold Corp. (a)(b)	43,445	143,803
Coeur Mining, Inc. (a)	42,419	210,398
Gold Resource Corp.	15,972	81,777

		435,978
Health Care Equipment & Supplies — 0.0%
Inogen, Inc. (a)	2,160	44,518
Health Care Facilities — 0.7%
Adeptus Health, Inc., Class A (a)	2,149	53,510
Amsurg Corp. (a)	17,530	877,377
Capital Senior Living Corp. (a)	12,113	257,159

12	QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2014

Schedule of Investments (continued)	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Health Care Facilities (concluded)
The Ensign Group, Inc.	8,212	$285,778
Five Star Quality Care, Inc. (a)	17,720	66,804
Hanger, Inc. (a)	14,582	299,223
HealthSouth Corp.	36,411	1,343,566
Kindred Healthcare, Inc.	26,607	516,176
National Healthcare Corp.	4,274	237,250
Select Medical Holdings Corp.	32,514	391,143
Skilled Healthcare Group, Inc., Class A (a)	9,934	65,564
Surgical Care Affiliates, Inc. (a)	5,211	139,290
U.S. Physical Therapy, Inc.	5,093	180,241

		4,713,081
Health Care Management Services — 0.4%
BioScrip, Inc. (a)	28,567	197,398
Computer Programs & Systems, Inc.	4,586	263,649
Magellan Health Services, Inc. (a)	11,385	623,101
Molina Healthcare, Inc. (a)	12,500	528,750
Triple-S Management Corp. (a)	10,389	206,741
Universal American Corp. (a)	17,084	137,355
WellCare Health Plans, Inc. (a)	18,155	1,095,473

		3,052,467
Health Care Services — 2.0%
Acadia Healthcare Co., Inc. (a)	17,674	857,189
Accelerate Diagnostics, Inc. (a)(b)	9,400	201,912
Addus HomeCare Corp. (a)	2,671	52,352
Air Methods Corp. (a)	16,192	899,466
Alliance HealthCare Services, Inc. (a)	2,126	48,069
Almost Family, Inc. (a)	3,387	92,025
Amedisys, Inc. (a)	11,374	229,414
AMN Healthcare Services, Inc. (a)	19,207	301,550
Cara Therapeutics, Inc. (a)	2,256	18,928
Care.com, Inc. (a)(b)	2,860	23,309
Catalent, Inc. (a)	20,090	502,853
Chemed Corp.	7,282	749,318
Corvel Corp. (a)	4,600	156,630
Cross Country Healthcare, Inc. (a)	12,911	119,943
ExamWorks Group, Inc. (a)	14,337	469,537
Flexion Therapeutics, Inc. (a)	1,904	34,767
Gentiva Health Services, Inc. (a)	12,991	217,989
Globus Medical, Inc., Class A (a)	27,212	535,260
HealthEquity, Inc. (a)	4,095	74,979
Healthways, Inc. (a)	13,120	210,182
HMS Holdings Corp. (a)	36,364	685,461
IPC The Hospitalist Co., Inc. (a)	7,090	317,561
LHC Group, Inc. (a)	5,168	119,898
Medidata Solutions, Inc. (a)	22,343	989,571
MiMedx Group, Inc. (a)	38,287	272,986
MWI Veterinary Supply, Inc. (a)	5,318	789,191
Omnicell, Inc. (a)	15,056	411,481

Common Stocks	Shares	Value
Health Care Services (concluded)
OvaScience, Inc. (a)	6,270	$104,082
PharMerica Corp. (a)	12,363	302,028
Phibro Animal Health Corp.	6,062	135,849
Quality Systems, Inc.	20,524	282,615
Roka Bioscience, Inc. (a)	1,703	17,115
Ryman Hospitality Properties	18,028	852,724
T2 Biosystems, Inc. (a)	2,307	41,734
Team Health Holdings, Inc. (a)	29,106	1,687,857
Tetraphase Pharmaceuticals, Inc. (a)	9,086	181,266
WebMD Health Corp. (a)	15,974	667,873

		13,654,964
Health Care: Miscellaneous — 0.1%
MedAssets, Inc. (a)	25,370	525,667
The Providence Service Corp. (a)	4,790	231,740

		757,407
Home Building — 0.7%
Beazer Homes USA, Inc. (a)	11,242	188,641
Century Communities, Inc. (a)	1,446	25,088
Hovnanian Enterprises, Inc., Class A (a)	49,217	180,626
Installed Building Products, Inc. (a)	3,622	50,889
KB Home	34,853	520,704
LGI Homes, Inc. (a)	6,063	111,317
M/I Homes, Inc. (a)	10,304	204,225
MDC Holdings, Inc.	16,234	411,045
Meritage Homes Corp. (a)	16,268	577,514
The New Home Co., Inc. (a)	3,500	47,250
The Ryland Group, Inc.	19,497	648,080
Standard Pacific Corp. (a)	60,190	450,823
Tile Shop Holdings, Inc. (a)(b)	11,800	109,150
TRI Pointe Homes, Inc. (a)	60,945	788,628
UCP, Inc., Class A (a)	3,443	41,144
WCI Communities, Inc. (a)	5,066	93,417
William Lyon Homes, Class A (a)	7,415	163,872

		4,612,413
Hotel/Motel — 0.2%
Belmond Ltd., Class A (a)	39,885	465,059
Bloomin’ Brands, Inc. (a)	31,895	584,954
Intrawest Resorts Holdings, Inc. (a)	5,704	55,158
La Quinta Holdings, Inc. (a)	18,316	347,821
The Marcus Corp.	7,437	117,504
Morgans Hotel Group Co. (a)	11,940	96,356

		1,666,852
Household Appliances — 0.0%
National Presto Industries, Inc. (b)	1,980	120,206
Household Equipment & Products — 0.2%
Central Garden and Pet Co., Class A (a)	18,015	144,841

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2014	13

Schedule of Investments (continued)	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Household Equipment & Products (concluded)
CSS Industries, Inc.	3,962	$96,079
Helen of Troy Ltd. (a)	11,804	619,946
Libbey, Inc. (a)	8,948	234,974
Sears Hometown and Outlet Stores, Inc. (a)	4,912	76,136

		1,171,976
Household Furnishings — 0.2%
American Woodmark Corp. (a)	5,166	190,419
Ethan Allen Interiors, Inc.	10,431	237,827
Flexsteel Industries, Inc.	1,940	65,436
Kirkland’s, Inc. (a)	6,136	98,851
La-Z-Boy, Inc.	21,639	428,236
Lifetime Brands, Inc.	4,317	66,093
Norcraft Cos., Inc. (a)	3,247	51,789
Select Comfort Corp. (a)	22,439	469,424

		1,608,075
Insurance: Life — 0.8%
American Equity Investment Life Holding Co.	30,770	704,018
Citizens, Inc. (a)(b)	18,427	119,038
CNO Financial Group, Inc.	90,074	1,527,655
FBL Financial Group, Inc., Class A	3,947	176,431
Fidelity & Guaranty Life	4,753	101,477
Independence Holding Co.	3,266	43,405
Kansas City Life Insurance Co.	1,569	69,585
National Western Life Insurance Co., Class A	917	226,508
The Phoenix Cos., Inc. (a)	2,337	131,012
Primerica, Inc.	22,599	1,089,724
Symetra Financial Corp.	31,086	725,236
Third Point Reinsurance Ltd. (a)	23,574	343,002
Trupanion, Inc. (a)	3,097	26,325

		5,283,416
Insurance: Multi-Line — 0.4%
Atlas Financial Holdings, Inc. (a)	4,790	66,294
Crawford & Co., Class B	11,490	94,793
eHealth, Inc. (a)	7,328	176,825
Horace Mann Educators Corp.	16,802	479,025
Kemper Corp.	19,156	654,177
Maiden Holdings Ltd.	20,841	230,918
PICO Holdings, Inc. (a)	9,493	189,385
Platinum Underwriters Holdings Ltd.	11,179	680,466

		2,571,883
Insurance: Property-Casualty — 1.6%
Amerisafe, Inc.	7,703	301,264
Amtrust Financial Services, Inc. (b)	12,432	495,042
Argo Group International Holdings Ltd.	10,766	541,637
Common Stocks	Shares	Value
Insurance: Property-Casualty (concluded)
Baldwin & Lyons, Inc., Class B	3,750	$92,625
Donegal Group, Inc., Class A	3,240	49,766
EMC Insurance Group, Inc.	1,989	57,442
Employers Holdings, Inc.	13,014	250,520
Enstar Group Ltd. (a)	3,555	484,618
Essent Group Ltd. (a)	17,252	369,365
Federated National Holding Co.	5,688	159,776
First American Financial Corp.	44,144	1,197,185
Global Indemnity PLC (a)	3,400	85,782
Greenlight Capital Re Ltd. (a)	11,728	380,104
Hallmark Financial Services, Inc. (a)	5,991	61,767
HCI Group, Inc.	3,790	136,402
Heritage Insurance Holdings, Inc. (a)	2,803	42,213
Hilltop Holdings, Inc. (a)	27,953	560,458
Infinity Property & Casualty Corp.	4,706	301,231
Meadowbrook Insurance Group, Inc.	20,748	121,376
Montpelier Re Holdings Ltd.	16,245	505,057
National General Holdings Corp.	14,764	249,364
National Interstate Corp.	2,889	80,603
The Navigators Group, Inc. (a)	4,309	265,004
NMI Holdings, Inc., Class A (a)	21,046	182,048
OneBeacon Insurance Group Ltd.	9,241	142,404
Radian Group, Inc.	79,075	1,127,610
RLI Corp.	17,809	770,952
Safety Insurance Group, Inc.	5,292	285,292
Selective Insurance Group, Inc.	23,163	512,829
State Auto Financial Corp.	6,280	128,803
Stewart Information Services Corp.	8,849	259,718
United Fire Group, Inc.	8,443	234,462
United Insurance Holdings Corp.	6,917	103,755
Universal Insurance Holdings, Inc.	13,067	168,956

		10,705,430
International Trade & Diversified Logistic — 0.0%
Global Sources Ltd. (a)	6,276	42,112
Internet Software & Services — 0.2%
Amber Road, Inc. (a)	3,764	65,268
Borderfree, Inc. (a)	2,515	32,443
ChannelAdvisor Corp. (a)	8,625	141,450
Cinedigm Corp. (a)	32,392	50,208
Coupons.com, Inc. (a)	5,105	61,056
E2open, Inc. (a)	9,683	90,149
Everyday Health, Inc. (a)	3,231	45,137
Global Eagle Entertainment, Inc. (a)	15,826	177,568
Gogo, Inc. (a)(b)	23,012	387,982
GrubHub, Inc. (a)	3,685	126,174
OPOWER, Inc. (a)(b)	3,303	62,295
TrueCar, Inc. (a)(b)	3,195	57,350

14	QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2014

Schedule of Investments (continued)	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Internet Software & Services (concluded)
Zendesk, Inc. (a)	4,745	$102,444

		1,399,524
Leisure Time — 1.0%
Black Diamond, Inc. (a)	9,581	72,432
Callaway Golf Co.	32,357	234,265
Churchill Downs, Inc.	5,501	536,347
ClubCorp Holdings, Inc.	9,076	179,977
Escalade, Inc.	4,011	48,373
International Speedway Corp., Class A	11,397	360,601
Interval Leisure Group, Inc.	16,358	311,620
Johnson Outdoors, Inc.	2,069	53,587
Life Time Fitness, Inc. (a)	16,908	852,839
Marriott Vacations Worldwide Corp. (a)	11,694	741,517
Nautilus, Inc. (a)	12,974	155,299
Orbitz Worldwide, Inc. (a)	21,485	169,087
Pool Corp.	18,601	1,002,966
SFX Entertainment, Inc. (a)	18,191	91,319
Smith & Wesson Holding Corp. (a)	23,030	217,403
Speedway Motorsports, Inc.	4,806	81,990
Sturm Ruger & Co., Inc. (b)	8,040	391,468
Vail Resorts, Inc.	14,929	1,295,240
West Marine, Inc. (a)	7,388	66,492

		6,862,822
Luxury Items — 0.0%
Movado Group, Inc.	7,558	249,867
Machinery: Agricultural — 0.1%
Alamo Group, Inc.	2,948	120,868
Lindsay Corp. (b)	5,347	399,688
Titan International, Inc.	18,417	217,689
Titan Machinery, Inc. (a)(b)	7,305	94,892

		833,137
Machinery: Construction & Handling — 0.1%
Astec Industries, Inc.	7,757	282,898
Douglas Dynamics, Inc.	9,234	180,063
NACCO Industries, Inc., Class A	1,980	98,465

		561,426
Machinery: Engines — 0.1%
Briggs & Stratton Corp.	19,307	347,912
Machinery: Industrial — 1.2%
Actuant Corp., Class A	29,436	898,387
Altra Industrial Motion Corp.	11,160	325,426
Applied Industrial Technologies, Inc.	17,272	788,467
Chart Industries, Inc. (a)	12,605	770,544
Columbus McKinnon Corp.	8,264	181,725
DXP Enterprises, Inc. (a)	5,337	393,230
Common Stocks	Shares	Value
Machinery: Industrial (concluded)
EnPro Industries, Inc. (a)	9,403	$569,164
The ExOne Co. (a)(b)	4,219	88,135
Graham Corp.	4,213	121,124
Hyster-Yale Materials Handling, Inc.	4,231	303,024
Intevac, Inc. (a)	9,738	64,952
John Bean Technologies Corp.	12,040	338,685
Kadant, Inc.	4,647	181,465
Manitex International, Inc. (a)	5,862	66,182
MTS Systems Corp.	6,216	424,304
Omega Flex, Inc.	1,265	24,617
Proto Labs, Inc. (a)	9,376	646,944
Tennant Co.	7,602	510,018
Twin Disc, Inc.	3,411	91,961
Woodward, Inc.	27,387	1,304,169

		8,092,523
Machinery: Specialty — 0.1%
Albany International Corp., Class A	11,531	392,515
Hurco Cos., Inc.	2,688	101,230
Xerium Technologies, Inc. (a)	4,605	67,279

		561,024
Manufactured Housing — 0.0%
Cavco Industries, Inc. (a)	3,655	248,540
Medical & Dental Instruments & Supplies — 1.8%
ABIOMED, Inc. (a)	16,464	408,801
AngioDynamics, Inc. (a)	10,199	139,930
Anika Therapeutics, Inc. (a)	5,927	217,284
Antares Pharma, Inc. (a)(b)	48,799	89,302
AtriCure, Inc. (a)	11,341	166,940
Atrion Corp.	634	193,376
Cantel Medical Corp.	13,946	479,463
Cardiovascular Systems, Inc. (a)	11,370	268,673
Cerus Corp. (a)	30,148	120,893
CONMED Corp.	11,206	412,829
CryoLife, Inc.	11,810	116,565
Derma Sciences, Inc. (a)	9,527	79,360
Endologix, Inc. (a)	26,428	280,137
Exactech, Inc. (a)	4,094	93,712
HeartWare International, Inc. (a)	7,006	543,876
ICU Medical, Inc. (a)	5,548	356,071
Insulet Corp. (a)	22,876	842,981
Integra LifeSciences Holdings Corp. (a)	10,302	511,391
Intersect ENT, Inc. (a)	2,237	34,674
Invacare Corp.	13,325	157,368
K2M Group Holdings, Inc. (a)	3,703	53,434
Landauer, Inc.	3,948	130,323
LDR Holding Corp. (a)	6,903	214,890
Meridian Bioscience, Inc.	17,169	303,720
Merit Medical Systems, Inc. (a)	17,926	212,961
NanoString Technologies, Inc. (a)	4,272	46,736

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2014	15

Schedule of Investments (continued)	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Medical & Dental Instruments & Supplies (concluded)
Navidea Biopharmaceuticals, Inc. (a)(b)	62,814	$82,914
Neogen Corp. (a)	15,150	598,425
NuVasive, Inc. (a)	19,234	670,690
Ocular Therapeutix, Inc. (a)	2,141	32,051
OraSure Technologies, Inc. (a)	23,232	167,735
Orthofix International NV (a)	7,644	236,658
Owens & Minor, Inc.	25,998	851,175
Quidel Corp. (a)	11,762	316,045
Staar Surgical Co. (a)	15,964	169,697
STERIS Corp.	24,426	1,318,027
SurModics, Inc. (a)	5,680	103,149
Tornier NV (a)	14,614	349,275
TransEnterix, Inc. (a)	12,199	53,188
TriVascular Technologies, Inc. (a)(b)	3,156	45,699
Unilife Corp. (a)(b)	44,004	100,989
Utah Medical Products, Inc.	1,569	76,504
Vascular Solutions, Inc. (a)	7,090	175,123
Volcano Corp. (a)	21,407	227,770

		12,050,804
Medical Equipment — 1.1%
Abaxis, Inc.	9,263	469,727
Accuray, Inc. (a)	31,944	231,913
Affymetrix, Inc. (a)	30,277	241,610
Analogic Corp.	5,116	327,219
Cyberonics, Inc. (a)	11,089	567,313
Cynosure, Inc., Class A (a)	9,304	195,384
DexCom, Inc. (a)	30,931	1,236,931
Fluidigm Corp. (a)	11,549	282,951
Greatbatch, Inc. (a)	10,272	437,690
Haemonetics Corp. (a)	21,550	752,526
Luminex Corp. (a)	15,489	302,036
Masimo Corp. (a)	20,021	426,047
Merge Healthcare, Inc. (a)	29,952	65,894
Natus Medical, Inc. (a)	13,238	390,653
NxStage Medical, Inc. (a)	25,317	332,412
Oxford Immunotec Global PLC (a)	5,470	83,527
Spectranetics Corp. (a)	17,131	455,171
Tandem Diabetes Care, Inc. (a)	3,480	46,702
Thoratec Corp. (a)	23,481	627,647
Zeltiq Aesthetics, Inc. (a)	11,922	269,795

		7,743,148
Medical Services — 0.3%
Bio-Reference Laboratories, Inc. (a)	10,252	287,671
Common Stocks	Shares	Value
Medical Services (concluded)
PAREXEL International Corp. (a)	23,544	$1,485,391

		1,773,062
Metal Fabricating — 0.7%
Advanced Drainage Systems, Inc. (a)	6,181	129,492
Ampco-Pittsburgh Corp.	3,353	67,060
Dynamic Materials Corp.	5,758	109,690
Global Brass & Copper Holdings, Inc.	8,940	131,150
Haynes International, Inc.	5,079	233,583
LB Foster Co., Class A	4,320	198,461
Mueller Industries, Inc.	23,435	668,835
Mueller Water Products, Inc., Series A	65,776	544,625
NN, Inc.	7,364	196,766
Northwest Pipe Co. (a)	3,927	133,911
RBC Bearings, Inc.	9,577	543,016
Rexnord Corp. (a)	31,068	883,884
RTI International Metals, Inc. (a)	12,684	312,787
Worthington Industries, Inc.	21,286	792,265

		4,945,525
Metals & Minerals: Diversified — 0.8%
Alpha Natural Resources, Inc. (a)(b)	92,328	228,973
Commercial Metals Co.	48,610	829,773
Globe Specialty Metals, Inc.	26,303	478,452
Hecla Mining Co.	141,613	351,200
Materion Corp.	8,481	260,112
Minerals Technologies, Inc.	14,256	879,738
Molycorp, Inc. (a)(b)	75,611	89,977
Oil-Dri Corp. of America	2,042	53,235
Ring Energy, Inc. (a)	8,240	121,458
SunCoke Energy, Inc. (a)	28,839	647,436
United States Lime & Minerals, Inc.	824	47,899
US Silica Holdings, Inc.	22,232	1,389,722

		5,377,975
Office Supplies & Equipment — 0.6%
ACCO Brands Corp. (a)	47,067	324,763
Eastman Kodak Co. (a)(b)	7,293	160,227
Electronics for Imaging, Inc. (a)	19,219	848,903
Herman Miller, Inc.	24,432	729,295
HNI Corp.	18,624	670,278
Kimball International, Inc., Class B	13,957	210,053
Knoll, Inc.	19,994	346,096
Steelcase, Inc., Class A	34,126	552,500
United Stationers, Inc.	16,284	611,790

		4,453,905
Offshore Drilling & Other Services — 0.1%
Hercules Offshore, Inc. (a)	67,098	147,616

16	QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2014

Schedule of Investments (continued)	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Offshore Drilling & Other Services (concluded)
North Atlantic Drilling, Ltd.	29,799	$198,461
Vantage Drilling Co. (a)	85,202	108,206

		454,283
Oil Well Equipment & Services — 1.2%
Basic Energy Services, Inc. (a)	13,142	285,050
Dawson Geophysical Co.	3,306	60,103
Exterran Holdings, Inc.	24,180	1,071,416
Flotek Industries, Inc. (a)	22,217	579,197
Forum Energy Technologies, Inc. (a)	24,621	753,649
Glori Energy, Inc. (a)(b)	5,086	40,179
Gulf Island Fabrication, Inc.	5,990	103,028
Helix Energy Solutions Group, Inc. (a)	43,625	962,367
Hornbeck Offshore Services, Inc. (a)	15,041	492,292
Independence Contract Drilling, Inc. (a)	3,763	44,215
ION Geophysical Corp. (a)	53,900	150,381
Key Energy Services, Inc. (a)	54,265	262,643
Matrix Service Co. (a)	10,941	263,897
McDermott International, Inc. (a)	98,174	561,555
Mitcham Industries, Inc. (a)	5,440	60,112
Natural Gas Services Group, Inc. (a)	5,148	123,912
Newpark Resources, Inc. (a)	35,045	435,960
Nuverra Environmental Solutions, Inc. (a)(b)	6,238	92,011
Parker Drilling Co. (a)	50,527	249,603
Profire Energy, Inc. (a)(b)	6,300	26,145
RigNet, Inc. (a)	4,946	200,066
SEACOR Holdings, Inc. (a)	8,522	637,446
Tesco Corp.	14,251	282,882
TETRA Technologies, Inc. (a)	32,634	353,100
Willbros Group, Inc. (a)	16,667	138,836

		8,230,045
Oil, Gas & Consumable Fuels — 0.4%
Ardmore Shipping Corp.	7,381	80,453
CARBO Ceramics, Inc.	8,179	484,442
DHT Holdings, Inc.	37,494	230,963
Dorian LPG, Ltd. (a)	3,025	53,905
Emerald Oil, Inc. (a)(b)	23,794	146,333
EXCO Resources, Inc. (b)	63,501	212,093
Gastar Exploration, Inc. (a)	28,617	167,982
Navios Maritime Acq Corp.	34,265	92,858
Pacific Ethanol, Inc. (a)	10,026	139,963
Parsley Energy, Inc., Class A (a)	21,984	468,919
Plug Power, Inc. (a)(b)	68,832	315,939
RSP Permian, Inc. (a)	9,589	245,095
Common Stocks	Shares	Value
Oil, Gas & Consumable Fuels (concluded)
TransAtlantic Petroleum, Ltd. (a)	9,425	$84,731

		2,723,676
Oil: Crude Producers — 2.3%
Abraxas Petroleum Corp. (a)	38,384	202,668
American Eagle Energy Corp. (a)	12,925	52,605
Apco Oil and Gas International, Inc. (a)	3,769	48,582
Approach Resources, Inc. (a)	16,265	235,843
Bill Barrett Corp. (a)	20,546	452,834
Bonanza Creek Energy, Inc. (a)	13,570	772,133
BPZ Resources, Inc. (a)	48,818	93,242
Callon Petroleum Co. (a)	22,494	198,172
Carrizo Oil & Gas, Inc. (a)	18,785	1,011,009
Clayton Williams Energy, Inc. (a)	2,435	234,856
Comstock Resources, Inc.	19,798	368,639
Contango Oil & Gas Co. (a)	7,163	238,098
Diamondback Energy, Inc. (a)	17,298	1,293,544
Eclipse Resources Corp. (a)	12,363	205,473
Energy XXI Bermuda Ltd.	38,683	439,052
Evolution Petroleum Corp.	8,336	76,524
Forest Oil Corp. (a)	51,267	59,982
FX Energy, Inc. (a)	22,182	67,433
Goodrich Petroleum Corp. (a)(b)	14,524	215,246
Halcon Resources Corp. (a)(b)	107,378	425,217
Harvest Natural Resources, Inc. (a)	17,052	62,581
Isramco, Inc. (a)(b)	375	45,810
Jones Energy, Inc., Class A (a)	4,612	86,613
Kodiak Oil & Gas Corp. (a)	110,264	1,496,282
Magnum Hunter Resources Corp. (a)	82,091	457,247
Midstates Petroleum Co., Inc. (a)(b)	15,172	76,619
Northern Oil and Gas, Inc. (a)	25,302	359,794
ONE Gas, Inc.	21,497	736,272
Panhandle Oil and Gas, Inc.	2,894	172,772
PDC Energy, Inc. (a)	14,782	743,387
Penn Virginia Corp. (a)	27,067	344,022
PetroQuest Energy, Inc. (a)	24,369	136,954
Quicksilver Resources, Inc. (a)	53,958	32,526
Resolute Energy Corp. (a)	32,402	203,161
Rex Energy Corp. (a)	19,831	251,259
Rosetta Resources, Inc. (a)	25,388	1,131,289
Sanchez Energy Corp. (a)	21,080	553,561
Stone Energy Corp. (a)	23,217	728,085
Swift Energy Co. (a)	18,381	176,458
Synergy Resources Corp. (a)	27,478	334,957
Triangle Petroleum Corp. (a)	31,238	343,930
Vaalco Energy, Inc. (a)	20,858	177,293
W&T Offshore, Inc.	14,586	160,446

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2014	17

Schedule of Investments (continued)	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Oil: Crude Producers (concluded)
Warren Resources, Inc. (a)	30,578	$162,063

		15,664,533
Oil: Refining & Marketing — 0.4%
Adams Resources & Energy, Inc.	902	39,950
Alon USA Energy, Inc.	10,911	156,682
Clean Energy Fuels Corp. (a)(b)	29,358	228,992
Delek US Holdings, Inc.	24,496	811,307
Miller Energy Resources, Inc. (a)(b)	12,729	56,008
Renewable Energy Group, Inc. (a)	14,638	148,576
Trecora Resources (a)	8,167	101,107
Vertex Energy, Inc. (a)	5,225	36,366
Western Refining, Inc.	22,020	924,620

		2,503,608
Paints & Coatings — 0.2%
Chase Corp.	2,831	88,101
Ferro Corp. (a)	29,627	429,295
HB Fuller Co.	20,723	822,703
Kronos Worldwide, Inc.	8,613	118,687

		1,458,786
Paper — 0.5%
Clearwater Paper Corp. (a)	8,491	510,394
KapStone Paper and Packaging Corp. (a)	35,081	981,216
Neenah Paper, Inc.	6,880	367,942
PH Glatfelter Co.	17,941	393,805
Resolute Forest Products (a)	26,739	418,198
Schweitzer-Mauduit International, Inc.	12,685	524,017
Wausau Paper Corp.	17,936	142,233

		3,337,805
Personal Care — 0.1%
The Female Health Co.	9,355	32,649
Orchids Paper Products Co.	3,407	83,676
PhotoMedex, Inc. (a)(b)	5,565	34,503
USANA Health Sciences, Inc. (a)	2,526	186,065
WD-40 Co.	6,173	419,517

		756,410
Pharmaceuticals — 2.5%
ACADIA Pharmaceuticals, Inc. (a)	32,540	805,690
AcelRx Pharmaceuticals, Inc. (a)(b)	10,583	58,101
Achaogen, Inc. (a)	2,870	25,715
Achillion Pharmaceuticals, Inc. (a)	39,990	399,100
Adamas Pharmaceuticals, Inc. (a)	1,173	21,841
Aerie Pharmaceuticals, Inc. (a)	4,276	88,470
Agios Pharmaceuticals, Inc. (a)	5,576	342,088
Akorn, Inc. (a)	25,754	934,098
Amphastar Pharmaceuticals, Inc. (a)	3,450	40,193
Common Stocks	Shares	Value
Pharmaceuticals (continued)
Ampio Pharmaceuticals, Inc. (a)(b)	17,373	$61,327
Anacor Pharmaceuticals, Inc. (a)	13,556	331,715
Aratana Therapeutics, Inc. (a)	11,566	116,123
Auspex Pharmaceuticals, Inc. (a)	3,788	97,238
Auxilium Pharmaceuticals, Inc. (a)	20,766	619,865
AVANIR Pharmaceuticals, Inc. (a)	70,646	842,100
Biospecifics Technologies Corp. (a)	1,511	53,338
Cambrex Corp. (a)	12,763	238,413
Cempra, Inc. (a)	9,585	105,052
Chimerix, Inc. (a)	11,092	306,361
Corcept Therapeutics, Inc. (a)	21,654	58,033
Depomed, Inc. (a)	23,937	363,603
Dicerna Pharmaceuticals, Inc. (a)	1,444	18,382
Egalet Corp. (a)	1,683	9,593
Enanta Pharmaceuticals, Inc. (a)	4,274	169,122
Endocyte, Inc. (a)	15,531	94,428
Esperion Therapeutics, Inc. (a)(b)	1,838	44,957
Furiex Pharamceuticals, Inc. (a)	3,003	30,030
Galectin Therapeutics, Inc. (a)(b)	7,543	37,941
Horizon Pharma PLC (a)	26,780	328,858
Immune Design Corp. (a)	2,262	39,947
Impax Laboratories, Inc. (a)	28,966	686,784
Infinity Pharmaceuticals, Inc. (a)	19,990	268,266
Intra-Cellular Therapies, Inc. (a)	7,084	97,122
Ironwood Pharmaceuticals, Inc. (a)	49,361	639,472
Isis Pharmaceuticals, Inc. (a)	48,586	1,886,594
Kite Pharma, Inc. (a)	3,475	99,038
Lannett Co., Inc. (a)	10,637	485,898
The Medicines Co. (a)	26,879	599,939
Nanoviricides, Inc. (a)(b)	16,944	50,832
NeoStem, Inc. (a)(b)	10,036	55,499
Ohr Pharmaceutical, Inc. (a)(b)	8,547	61,966
Otonomy, Inc. (a)	2,846	68,304
Pacira Pharmaceuticals, Inc. (a)	14,723	1,426,953
Pain Therapeutics, Inc. (a)	15,839	61,930
Pernix Therapeutics Holdings (a)	13,650	104,832
Portola Pharmaceuticals, Inc. (a)	15,188	383,953
Pozen, Inc. (a)	11,252	82,590
Prestige Brands Holdings, Inc. (a)	21,442	694,078
Radius Health, Inc. (a)	2,732	57,372
Receptos, Inc. (a)	7,635	474,210
Relypsa, Inc. (a)	7,033	148,326
Revance Therapeutics, Inc. (a)	3,464	66,959
Sagent Pharmaceuticals, Inc. (a)	9,027	280,740
Sciclone Pharmaceuticals, Inc. (a)	21,534	148,369
Spectrum Pharmaceuticals, Inc. (a)	27,370	222,792
Supernus Pharmaceuticals, Inc. (a)	12,010	104,367
T.G. Therapeutics, Inc. (a)	9,583	102,251
TherapeuticsMD, Inc. (a)	44,778	207,770
Theravance Biopharma, Inc. (a)(b)	9,661	222,686
Ultragenyx Pharmaceutical, Inc. (a)	2,874	162,668
Vivus, Inc. (a)(b)	37,598	145,128
XenoPort, Inc. (a)	23,696	127,484

18	QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2014

Schedule of Investments (continued)	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Pharmaceuticals (concluded)
Zafgen, Inc. (a)	2,652	$52,112
Zogenix, Inc. (a)	51,853	59,631
ZS Pharma, Inc. (a)	2,737	107,373

		17,126,010
Plastics — 0.1%
A. Schulman, Inc.	11,996	433,775
Ply Gem Holdings, Inc. (a)	9,088	98,514
Trinseo SA (a)	4,533	71,304

		603,593
Power Transmission Equipment — 0.3%
Advanced Energy Industries, Inc. (a)	16,965	318,772
Generac Holdings, Inc. (a)	28,495	1,155,187
Global Power Equipment Group, Inc.	7,030	104,747
Maxwell Technologies, Inc. (a)	12,369	107,858
Powell Industries, Inc.	3,856	157,556
Vicor Corp. (a)	6,984	65,650

		1,909,770
Precious Metals & Minerals — 0.2%
Horsehead Holding Corp. (a)	20,919	345,791
Stillwater Mining Co. (a)	49,536	744,526

		1,090,317
Printing & Copying Services — 0.1%
Casella Waste Systems, Inc. (a)	16,315	62,813
Cenveo, Inc. (a)	23,762	58,692
VistaPrint NV (a)	13,764	754,129

		875,634
Producer Durables: Miscellaneous — 0.1%
Blount International, Inc. (a)	20,450	309,408
Park-Ohio Holdings Corp.	3,593	171,961

		481,369
Production Technology Equipment — 1.0%
Axcelis Technologies, Inc. (a)	44,812	89,176
Brooks Automation, Inc.	27,370	287,659
Cognex Corp. (a)	35,857	1,443,961
Cohu, Inc.	10,346	123,842
Electro Scientific Industries, Inc.	10,008	67,954
Entegris, Inc. (a)	57,435	660,502
FEI Co.	17,452	1,316,230
GSI Group, Inc. (a)	12,530	143,970
MKS Instruments, Inc.	22,031	735,395
Nanometrics, Inc. (a)	9,867	148,992
Photronics, Inc. (a)	25,616	206,209
Rudolph Technologies, Inc. (a)	13,764	124,564
Tessera Technologies, Inc.	22,013	585,105
Ultra Clean Holdings, Inc. (a)	12,118	108,456
Common Stocks	Shares	Value
Production Technology Equipment (concluded)
Ultratech, Inc. (a)	11,552	$262,808
Veeco Instruments, Inc. (a)	16,534	577,863

		6,882,686
Publishing — 0.6%
AH Belo Corp.	7,645	81,572
Daily Journal Corp. (a)	439	79,240
Dex Media, Inc. (a)	6,326	60,477
Eros International PLC (a)	9,104	133,009
Journal Communications, Inc., Class A (a)	18,708	157,708
Lee Enterprises, Inc. (a)	22,243	75,181
Martha Stewart Living Omnimedia, Class A (a)	12,683	45,659
The McClatchy Co., Class A (a)	25,127	84,427
Media General, Inc., Class A (a)	22,363	293,179
Meredith Corp.	14,855	635,794
New Media Investment Group, Inc.	14,913	248,003
The New York Times Co., Class A	57,255	642,401
Scholastic Corp.	10,861	351,028
Time, Inc. (a)	45,536	1,066,908

		3,954,586
Radio & TV Broadcasters — 0.3%
Central European Media Enterprises Ltd. (a)	30,079	67,678
Crown Media Holdings, Inc., Class A (a)	14,850	47,520
Cumulus Media, Inc., Class A (a)	59,944	241,574
Entercom Communications Corp., Class A (a)	10,186	81,794
Entravision Communications Corp., Class A	24,517	97,087
Gray Television, Inc. (a)	20,645	162,683
Nexstar Broadcasting Group, Inc., Class A	12,643	511,030
Radio One, Inc., Class D (a)	9,662	30,725
Saga Communications, Inc., Class A	1,431	48,053
Salem Communications Corp., Class A	4,446	33,834
Sinclair Broadcast Group, Inc., Class A	28,367	740,095
Townsquare Media, Inc. (a)	3,064	36,829

		2,098,902
Railroad Equipment — 0.2%
American Railcar Industries, Inc.	3,888	287,401
FreightCar America, Inc.	5,017	167,066

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2014	19

Schedule of Investments (continued)	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Railroad Equipment (concluded)
The Greenbrier Cos., Inc. (b)	11,418	$837,853

		1,292,320
Real Estate — 0.3%
AV Homes, Inc. (a)	4,786	70,115
Consolidated-Tomoka Land Co.	1,785	87,590
Forestar Group, Inc. (a)	14,543	257,702
HFF, Inc., Class A	13,546	392,157
Kennedy-Wilson Holdings, Inc.	29,707	711,780
The St. Joe Co. (a)	16,367	326,194
Tejon Ranch Co. (a)	5,740	160,949

		2,006,487
Real Estate Investment Trusts (REITs) — 8.5%
Acadia Realty Trust	23,858	658,004
AG Mortgage Investment Trust, Inc.	11,890	211,642
Agree Realty Corp.	6,259	171,371
Alexander & Baldwin, Inc.	20,164	725,299
Alexander’s, Inc.	860	321,563
Altisource Residential Corp.	23,723	569,352
American Assets Trust, Inc.	14,825	488,780
American Capital Mortgage Investment Corp.	21,086	396,838
American Realty Capital Healthcare Trust, Inc.	70,018	733,789
American Residential Properties, Inc. (a)	13,640	250,158
AmREIT, Inc., Class B	8,179	187,872
Anworth Mortgage Asset Corp.	53,559	256,548
Apollo Commercial Real Estate Finance, Inc.	19,411	304,947
Ares Commercial Real Estate Corp.	11,865	138,702
Armada Hoffler Properties, Inc.	9,180	83,354
ARMOUR Residential REIT, Inc.	146,830	565,295
Ashford Hospitality Prime, Inc.	8,691	132,364
Ashford Hospitality Trust, Inc.	29,042	296,809
Associated Estates Realty Corp.	23,859	417,771
Aviv REIT, Inc.	8,131	214,252
Campus Crest Communities, Inc.	27,214	174,170
Capstead Mortgage Corp.	39,887	488,217
CareTrust REIT, Inc. (a)	8,392	120,006
Catchmark Timber Trust, Inc.	7,537	82,605
Cedar Realty Trust, Inc.	33,285	196,381
Chambers Street Properties	98,010	738,015
Chatham Lodging Trust	13,748	317,304
Chesapeake Lodging Trust	22,484	655,409
Colony Financial, Inc.	44,677	999,871
CorEnergy Infrastructure Trust, Inc.	13,163	98,459
Coresite Realty Corp.	8,791	288,960
Cousins Properties, Inc.	91,399	1,092,218
CubeSmart	59,865	1,076,373
CyrusOne, Inc.	13,789	331,488
CYS Investments, Inc.	68,219	562,125
Common Stocks	Shares	Value
Real Estate Investment Trusts (REITs) (continued)
DCT Industrial Trust, Inc.	137,272	$1,030,913
DiamondRock Hospitality Co.	81,154	1,029,033
DuPont Fabros Technology, Inc.	26,544	717,750
Dynex Capital, Inc.	22,947	185,412
EastGroup Properties, Inc.	13,024	789,124
Education Realty Trust, Inc.	48,865	502,332
Empire State Realty Trust, Inc., Class A	38,250	574,515
EPR Properties	23,567	1,194,375
Equity One, Inc.	25,532	552,257
Excel Trust, Inc.	24,520	288,600
FelCor Lodging Trust, Inc.	51,281	479,990
First Industrial Realty Trust, Inc.	45,517	769,692
First Potomac Realty Trust	24,550	288,462
Franklin Street Properties Corp.	36,969	414,792
Geo Group, Inc.	29,999	1,146,562
Getty Realty Corp.	10,815	183,855
Gladstone Commercial Corp.	6,474	109,993
Glimcher Realty Trust	60,039	812,928
Government Properties Income Trust	28,433	622,967
Gramercy Property Trust, Inc.	49,085	282,730
Hatteras Financial Corp.	39,960	717,682
Healthcare Realty Trust, Inc.	39,806	942,606
Hersha Hospitality Trust (b)	82,998	528,697
Highwoods Properties, Inc.	37,459	1,457,155
Hudson Pacific Properties, Inc.	22,715	560,152
Inland Real Estate Corp.	36,711	363,806
Invesco Mortgage Capital, Inc.	50,989	801,547
Investors Real Estate Trust	45,200	348,040
iStar Financial, Inc. (a)	34,784	469,584
Kite Realty Group Trust	13,975	338,754
KYTHERA Biopharmaceuticals, Inc. (a)	7,137	233,808
LaSalle Hotel Properties	43,158	1,477,730
Lexington Realty Trust	85,278	834,872
LTC Properties, Inc.	14,441	532,728
Mack-Cali Realty Corp.	36,786	702,980
Medical Properties Trust, Inc.	71,579	877,558
Monmouth Real Estate Investment Corp., Class A	23,347	236,272
National Health Investors, Inc.	13,713	783,561
New Residential Investment Corp.	117,661	685,964
New York Mortgage Trust, Inc.	37,947	274,357
New York REIT, Inc.	67,031	689,079
One Liberty Properties, Inc.	5,060	102,364
Owens Realty Mortgage, Inc. REIT	4,360	62,130
Parkway Properties, Inc.	32,054	601,974
Pebblebrook Hotel Trust	27,834	1,039,321
Pennsylvania Real Estate Investment Trust	28,361	565,518
PennyMac Mortgage Investment Trust (c)	30,869	661,523

20	QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2014

Schedule of Investments (continued)	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Real Estate Investment Trusts (REITs) (concluded)
Physicians Realty Trust	18,527	$254,190
Potlatch Corp.	16,884	678,906
PS Business Parks, Inc.	8,099	616,658
QTS Realty Trust, Inc., Class A	5,046	153,146
RAIT Financial Trust	34,214	254,210
Ramco-Gershenson Properties Trust	31,434	510,802
Redwood Trust, Inc.	34,284	568,429
Resource Capital Corp.	54,195	263,930
Retail Opportunity Investments Corp.	37,377	549,442
Rexford Industrial Realty, Inc.	18,697	258,766
RLJ Lodging Trust	54,228	1,543,871
Rouse Properties, Inc.	15,628	252,705
Sabra Health Care REIT, Inc.	19,516	474,629
Saul Centers, Inc.	4,093	191,307
Select Income REIT	15,246	366,666
Silver Bay Realty Trust Corp.	14,202	230,214
Sovran Self Storage, Inc.	13,709	1,019,401
STAG Industrial, Inc.	20,153	417,369
Starwood Waypoint Residential Trust	16,167	420,504
Strategic Hotels & Resorts, Inc. (a)	102,283	1,191,597
Summit Hotel Properties, Inc.	35,203	379,488
Sun Communities, Inc.	19,698	994,749
Sunstone Hotel Investors, Inc.	85,240	1,178,017
Terreno Realty Corp.	13,899	261,718
Trade Street Residential, Inc.	7,554	53,936
UMH Properties, Inc.	7,812	74,214
Universal Health Realty Income Trust	5,040	210,067
Urstadt Biddle Properties, Inc., Class A	10,436	211,851
Walter Investment Management Corp. (a)(b)	15,636	343,210
Washington Real Estate Investment Trust	27,662	702,062
Western Asset Mortgage Capital Corp.	17,665	261,089
Whitestone REIT	9,334	130,116

		58,229,614
Recreational Vehicles & Boats — 0.4%
Arctic Cat, Inc.	5,397	187,924
Brunswick Corp.	38,359	1,616,448
Drew Industries, Inc.	9,762	411,859
Malibu Boats, Inc. (a)	3,388	62,746
Marine Products Corp.	4,468	35,252
Winnebago Industries, Inc. (a)	11,263	245,195

		2,559,424
Rental & Leasing Services: Consumer — 0.1%
Rent-A-Center, Inc.	21,797	661,539
Common Stocks	Shares	Value
Restaurants — 1.7%
Biglari Holdings, Inc. (a)	711	$241,569
BJ’s Restaurants, Inc. (a)	9,736	350,399
Bob Evans Farms, Inc.	10,183	482,063
Bravo Brio Restaurant Group, Inc. (a)	8,134	105,498
Buffalo Wild Wings, Inc. (a)	7,821	1,050,126
Carrols Restaurant Group, Inc. (a)	14,620	103,948
The Cheesecake Factory, Inc.	20,652	939,666
Cracker Barrel Old Country Store, Inc.	7,859	810,970
Denny’s Corp. (a)	36,302	255,203
Diamond Resorts International, Inc. (a)	14,556	331,295
DineEquity, Inc.	6,863	559,952
Einstein Noah Restaurant Group, Inc.	4,607	92,877
El Pollo Loco Holdings, Inc. (a)	3,362	120,729
Ellie Mae, Inc. (a)	11,621	378,845
Famous Dave’s Of America, Inc. (a)	1,968	52,979
Fiesta Restaurant Group, Inc. (a)	11,040	548,467
Ignite Restaurant Group, Inc. (a)	3,176	19,056
Jack in the Box, Inc.	16,531	1,127,249
Jamba, Inc. (a)	7,037	100,066
Krispy Kreme Doughnuts, Inc. (a)	26,956	462,565
Nathan’s Famous, Inc. (a)	1,275	86,305
Noodles & Co. (a)	4,652	89,272
Papa John’s International, Inc.	12,617	504,554
Papa Murphy’s Holdings, Inc. (a)(b)	2,464	25,133
Popeyes Louisiana Kitchen, Inc. (a)	9,761	395,321
Potbelly Corp. (a)	6,252	72,898
Red Robin Gourmet Burgers, Inc. (a)	5,901	335,767
Ruby Tuesday, Inc. (a)	25,563	150,566
Ruth’s Hospitality Group, Inc.	15,006	165,666
Sonic Corp. (a)	22,454	502,071
Texas Roadhouse, Inc.	28,735	799,982
Zoe’s Kitchen, Inc. (a)(b)	2,498	76,839

		11,337,896
Scientific Instruments: Control & Filter — 0.4%
Brady Corp., Class A	19,744	443,056
CIRCOR International, Inc.	7,295	491,172
Energy Recovery, Inc. (a)	16,557	58,612
ESCO Technologies, Inc.	10,936	380,354
The Gorman-Rupp Co.	7,867	236,325
Sun Hydraulics Corp.	9,170	344,700
Thermon Group Holdings, Inc. (a)	13,166	321,514
Watts Water Technologies, Inc., Class A	11,777	686,010

		2,961,743
Scientific Instruments: Electrical — 0.5%
AZZ, Inc.	10,564	441,258

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2014	21

Schedule of Investments (continued)	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Scientific Instruments: Electrical (concluded)
EnerSys, Inc.	19,426	$1,139,141
Franklin Electric Co., Inc.	19,677	683,579
GrafTech International Ltd. (a)	48,931	224,104
Houston Wire & Cable Co.	7,273	87,130
Littelfuse, Inc.	9,277	790,215
Preformed Line Products Co.	1,128	59,513
Taser International, Inc. (a)	22,302	344,343

		3,769,283
Scientific Instruments: Gauges & Meters — 0.3%
Badger Meter, Inc.	5,964	300,884
FARO Technologies, Inc. (a)	7,099	360,274
Itron, Inc. (a)	16,186	636,272
Measurement Specialties, Inc. (a)	6,589	564,084
Mesa Laboratories, Inc.	1,156	66,794
Vishay Precision Group, Inc. (a)	5,334	79,690

		2,007,998
Scientific Instruments: Pollution Control — 0.3%
Ceco Environmental Corp.	8,694	116,500
Darling International, Inc. (a)	68,122	1,247,995
Heritage-Crystal Clean, Inc. (a)	3,911	58,117
Team, Inc. (a)	8,455	320,529
US Ecology, Inc.	8,907	416,491

		2,159,632
Securities Brokerage & Services — 0.4%
BGC Partners, Inc., Class A	71,749	533,095
FXCM, Inc.	18,883	299,296
Gain Capital Holdings, Inc.	9,767	62,216
GFI Group, Inc.	31,720	171,605
INTL. FCStone, Inc. (a)	6,377	110,450
Investment Technology Group, Inc. (a)	14,879	234,493
Ladenburg Thalmann Financial Services, Inc. (a)	41,051	174,056
MarketAxess Holdings, Inc.	15,578	963,655
SWS Group, Inc. (a)	11,889	81,915

		2,630,781
Semiconductors & Components — 2.7%
Alpha & Omega Semiconductor Ltd. (a)	8,990	84,506
Amkor Technology, Inc. (a)	35,123	295,384
Applied Micro Circuits Corp. (a)	32,558	227,906
Audience, Inc. (a)	5,958	44,089
Cavium, Inc. (a)	21,836	1,085,904
Ceva, Inc. (a)	8,714	117,116
Cirrus Logic, Inc. (a)	25,704	535,928
Cypress Semiconductor Corp. (a)	65,168	643,534
Diodes, Inc. (a)	15,025	359,398
DSP Group, Inc. (a)	9,066	80,415
Entropic Communications, Inc. (a)	36,445	96,944
Common Stocks	Shares	Value
Semiconductors & Components (concluded)
Exar Corp. (a)	16,401	$146,789
Fairchild Semiconductor International, Inc. (a)	51,628	801,783
FormFactor, Inc. (a)	23,113	165,720
GT Advanced Technologies, Inc. (a)(b)	56,442	611,267
Inphi Corp. (a)	13,065	187,875
Integrated Device Technology, Inc. (a)	55,179	880,105
Integrated Silicon Solution, Inc.	12,563	172,616
International Rectifier Corp. (a)	29,451	1,155,657
Intersil Corp., Class A	53,050	753,841
IXYS Corp.	10,100	106,050
Kopin Corp. (a)	27,131	92,245
Lattice Semiconductor Corp. (a)	48,589	364,418
M/A-COM Technology Solutions Holdings, Inc. (a)	4,912	107,278
MaxLinear, Inc., Class A (a)	11,658	80,207
Micrel, Inc.	18,568	223,373
Microsemi Corp. (a)	39,228	996,784
Monolithic Power Systems, Inc.	15,927	701,584
OmniVision Technologies, Inc. (a)	23,175	613,211
Pericom Semiconductor Corp. (a)	8,982	87,485
PMC—Sierra, Inc. (a)	71,593	534,084
Power Integrations, Inc.	12,558	677,002
QuickLogic Corp. (a)(b)	22,696	67,861
Rambus, Inc. (a)	46,946	585,886
RF Micro Devices, Inc. (a)	118,304	1,365,228
Rubicon Technology, Inc. (a)	11,240	47,770
Semtech Corp. (a)	27,749	753,385
Silicon Image, Inc. (a)	32,702	164,818
Silicon Laboratories, Inc. (a)	17,950	729,488
Spansion, Inc., Class A (a)	24,966	568,975
TriQuint Semiconductor, Inc. (a)	70,784	1,349,851
Vitesse Semiconductor Corp. (a)	22,093	79,535

		18,743,295
Semiconductors & Semiconductor Equipment — 0.1%
Ambarella, Inc. (a)(b)	11,892	519,323
Cascade Microtech, Inc. (a)	5,399	54,692
Xcerra Corp. (a)	21,496	210,446

		784,461
Shipping — 0.5%
Baltic Trading Ltd.	20,522	84,961
Frontline Ltd. (a)(b)	28,697	36,158
GasLog Ltd.	17,402	383,018
Gulfmark Offshore, Inc., Class A	11,121	348,643
International Shipholding Corp.	2,309	41,308
Knightsbridge Tankers Ltd.	13,965	123,590
Matson, Inc.	17,778	444,983
Navios Maritime Holdings, Inc.	32,996	197,976
Nordic American Offshore, Ltd.	7,299	128,609

22	QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2014

Schedule of Investments (continued)	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Shipping (concluded)
Nordic American Tankers Ltd.	36,758	$292,226
Safe Bulkers, Inc.	16,245	108,192
Scorpio Tankers, Inc.	71,185	591,548
Ship Finance International Ltd.	24,337	411,782
Teekay Tankers Ltd., Class A (b)	26,215	97,782
Ultrapetrol Bahamas Ltd. (a)	9,205	28,720
UTI Worldwide, Inc. (a)	37,551	399,167

		3,718,663
Software — 0.5%
Actua Corp. (a)	16,801	269,152
Castlight Health, Inc. (a)(b)	5,402	69,902
Compuware Corp.	90,661	961,913
Comverse, Inc. (a)	9,389	209,656
Five9, Inc. (a)(b)	5,079	33,217
FleetMatics Group PLC (a)	15,405	469,853
Gigamon, Inc. (a)	9,943	104,103
Globant SA (a)	2,463	34,654
Kofax, Ltd. (a)	30,817	238,524
MobileIron, Inc. (a)	4,728	52,670
Model N, Inc. (a)	8,217	81,020
Park City Group, Inc. (a)(b)	3,999	39,430
Paycom Software, Inc. (a)	2,740	45,374
Qualys, Inc. (a)	8,332	221,631
Rally Software Development Corp. (a)	10,453	125,541
The Rubicon Project, Inc. (a)	3,369	39,518
Trulia, Inc. (a)	15,249	745,676
Vringo, Inc. (a)(b)	30,292	28,632

		3,770,466
Specialty Retail — 3.2%
1-800-Flowers.com, Inc., Class A (a)	10,115	72,727
America’s Car-Mart, Inc. (a)	3,236	128,113
American Eagle Outfitters, Inc.	80,422	1,167,727
ANN, Inc. (a)	19,371	796,729
Asbury Automotive Group, Inc. (a)	12,650	814,913
Aéropostale, Inc. (a)	32,742	107,721
Barnes & Noble, Inc. (a)	16,909	333,784
bebe Stores, Inc.	12,482	28,958
Big 5 Sporting Goods Corp.	7,863	73,676
Blue Nile, Inc. (a)	5,087	145,234
Brown Shoe Co., Inc.	18,007	488,530
The Buckle, Inc. (b)	11,634	528,067
Build-A-Bear Workshop, Inc. (a)	4,998	65,374
Burlington Stores, Inc. (a)	11,821	471,185
The Cato Corp., Class A	11,262	388,089
The Children’s Place Retail Stores, Inc.	9,088	433,134
Christopher & Banks Corp. (a)	15,139	149,725
Citi Trends, Inc. (a)	6,412	141,705
Conn’s, Inc. (a)(b)	11,448	346,531
Common Stocks	Shares	Value
Specialty Retail (concluded)
The Container Store Group, Inc. (a)(b)	7,166	$156,004
Destination Maternity Corp.	5,756	88,873
Destination XL Group, Inc. (a)	14,578	68,808
Express, Inc. (a)	34,849	543,993
The Finish Line, Inc., Class A	19,861	497,121
Five Below, Inc. (a)	22,434	888,611
Francesca’s Holdings Corp. (a)	17,474	243,413
FTD Cos., Inc. (a)	7,753	264,455
Genesco, Inc. (a)	9,890	739,278
Group 1 Automotive, Inc.	10,005	727,464
Guess?, Inc.	25,404	558,126
Haverty Furniture Cos., Inc.	8,393	182,883
hhgregg, Inc. (a)	5,361	33,828
Hibbett Sports, Inc. (a)(b)	10,712	456,653
Lands’ End, Inc. (a)	6,751	277,601
Lithia Motors, Inc., Class A	9,430	713,757
Lumber Liquidators Holdings, Inc. (a)	11,370	652,411
MarineMax, Inc. (a)	10,304	173,622
Mattress Firm Holding Corp. (a)	6,177	370,991
The Men’s Wearhouse, Inc.	19,822	935,995
Monro Muffler Brake, Inc.	13,006	631,181
New York & Co., Inc. (a)	12,562	38,063
Office Depot, Inc. (a)	220,864	1,135,241
Pacific Sunwear of California, Inc. (a)	20,883	37,589
The Pep Boys-Manny Moe & Jack (a)	22,185	197,668
Pier 1 Imports, Inc.	39,234	466,492
Regis Corp.	17,869	285,189
Restoration Hardware Holdings, Inc. (a)	12,902	1,026,354
RetailMeNot, Inc. (a)	12,888	208,270
Shoe Carnival, Inc.	6,245	111,223
Shutterfly, Inc. (a)	15,889	774,430
Sonic Automotive, Inc., Class A	16,416	402,356
Sportsman’s Warehouse Holdings, Inc. (a)	4,085	27,512
Stage Stores, Inc.	13,174	225,407
Stamps.com, Inc. (a)	5,912	187,765
Stein Mart, Inc.	11,492	132,733
Systemax, Inc. (a)	4,676	58,310
Tilly’s, Inc., Class A (a)	4,722	35,509
Vitamin Shoppe, Inc. (a)	12,757	566,283
Zumiez, Inc. (a)	8,517	239,328

		22,042,712
Steel — 0.2%
AK Steel Holding Corp. (a)	73,056	585,179
Carbonite, Inc. (a)	7,551	77,322
Handy & Harman Ltd. (a)	1,659	43,565
Olympic Steel, Inc.	3,710	76,315

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2014	23

Schedule of Investments (continued)	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Steel (concluded)
Ryerson Holding Corp. (a)	4,295	$54,976
Schnitzer Steel Industries, Inc., Class A	10,802	259,788
Shiloh Industries, Inc. (a)	3,347	56,932
Universal Stainless & Alloy Products, Inc. (a)	2,893	76,260

		1,230,337
Technology: Miscellaneous — 0.2%
Benchmark Electronics, Inc. (a)	22,198	493,018
CTS Corp.	14,043	223,143
Fabrinet (a)	14,652	213,919
Pendrell Corp. (a)	67,928	91,024
Plexus Corp. (a)	13,969	515,875

		1,536,979
Telecommunications Equipment — 0.2%
Applied Optoelectronics, Inc. (a)	6,154	99,080
CalAmp Corp. (a)	14,795	260,688
Clearfield, Inc. (a)	4,869	61,982
Inteliquent, Inc.	13,506	168,150
Oclaro, Inc. (a)	38,168	54,580
Tessco Technologies, Inc.	2,384	69,112
Ubiquiti Networks, Inc. (a)(b)	12,273	460,606
Vocera Communications, Inc. (a)	9,304	75,083

		1,249,281
Textile Products — 0.1%
Culp, Inc.	3,592	65,195
The Dixie Group, Inc. (a)	6,294	54,569
Interface, Inc.	27,443	442,930
Unifi, Inc. (a)	6,060	156,954

		719,648
Textiles Apparel & Shoes — 0.9%
Columbia Sportswear Co.	11,340	405,745
Crocs, Inc. (a)	36,095	454,075
G-III Apparel Group Ltd. (a)	7,905	655,008
Iconix Brand Group, Inc. (a)	18,910	698,535
Oxford Industries, Inc.	5,971	364,171
Perry Ellis International, Inc. (a)	4,956	100,855
Quiksilver, Inc. (a)	56,376	96,967
Sequential Brands Group, Inc. (a)	6,900	86,250
Skechers U.S.A., Inc., Class A (a)	16,160	861,490
Steven Madden Ltd. (a)	24,060	775,454
Tumi Holdings, Inc. (a)	20,918	425,681
Vera Bradley, Inc. (a)	9,108	188,354
Vince Holding Corp. (a)	4,636	140,285
Weyco Group, Inc.	2,708	67,998
Common Stocks	Shares	Value
Textiles Apparel & Shoes (concluded)
Wolverine World Wide, Inc.	41,922	$1,050,565

		6,371,433
Tobacco — 0.2%
22nd Century Group Inc. (a)	17,650	44,478
Alliance One International, Inc. (a)	36,247	71,407
Universal Corp.	9,570	424,812
Vector Group Ltd.	28,738	637,407

		1,178,104
Toys — 0.0%
JAKKS Pacific, Inc. (a)	7,196	51,092
LeapFrog Enterprises, Inc. (a)	27,443	164,383

		215,475
Transportation Miscellaneous — 0.4%
Echo Global Logistics, Inc. (a)	9,876	232,580
General Finance Corp. (a)	4,419	39,197
Hub Group, Inc., Class A (a)	15,180	615,246
Scorpio Bulkers, Inc. (a)	55,559	323,353
Textainer Group Holdings Ltd.	8,870	276,034
Wesco Aircraft Holdings, Inc. (a)	21,812	379,529
XPO Logistics, Inc. (a)	21,702	817,514

		2,683,453
Truckers — 0.8%
ArcBest Corp.	10,714	399,632
Celadon Group, Inc.	8,687	168,962
Forward Air Corp.	12,869	576,917
Heartland Express, Inc.	22,454	537,998
Knight Transportation, Inc.	24,723	677,163
Marten Transport Ltd.	9,901	176,337
PAM Transportation Services, Inc. (a)	1,289	46,726
Patriot Transportation Holding, Inc. (a)	2,793	94,739
Quality Distribution, Inc. (a)	11,323	144,708
Roadrunner Transportation Systems, Inc. (a)	11,641	265,298
Saia, Inc. (a)	10,175	504,273
Swift Transportation Co. (a)	35,312	740,846
Universal Truckload Services, Inc.	2,765	67,051
USA Truck, Inc. (a)	2,434	42,668
Werner Enterprises, Inc.	18,474	465,545
YRC Worldwide, Inc. (a)	12,878	261,681

		5,170,544
Utilities: Electrical — 1.7%
ALLETE, Inc.	17,505	777,047
Atlantic Power Corp.	50,455	120,083
Avista Corp.	24,889	759,861
Black Hills Corp.	18,453	883,530
Cleco Corp.	25,018	1,204,617

24	QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2014

Schedule of Investments (continued)	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Utilities: Electrical (concluded)
El Paso Electric Co.	16,627	$607,717
The Empire District Electric Co.	17,745	428,542
IDACORP, Inc.	20,822	1,116,267
MGE Energy, Inc.	14,242	530,657
NorthWestern Corp.	16,167	733,335
NRG Yield, Inc., Class A	9,798	460,996
Otter Tail Corp.	15,105	402,850
Pattern Energy Group, Inc.	16,274	503,192
Pike Corp. (a)	11,397	135,510
PNM Resources, Inc.	32,892	819,340
Portland General Electric Co.	32,409	1,040,977
Spark Energy, Inc., Class A (a)	644	11,186
TCP International Holdings Ltd. (a)	2,530	19,279
UIL Holdings Corp.	23,409	828,679
Unitil Corp.	5,750	178,767

		11,562,432
Utilities: Gas Distributors — 0.9%
Chesapeake Utilities Corp.	6,038	251,543
The Laclede Group, Inc.	17,886	829,910
New Jersey Resources Corp.	17,411	879,430
Northwest Natural Gas Co.	11,174	472,101
Piedmont Natural Gas Co., Inc.	32,247	1,081,242
South Jersey Industries, Inc.	13,639	727,777
Southwest Gas Corp.	19,253	935,311
WGL Holdings, Inc.	21,423	902,337

		6,079,651
Utilities: Miscellaneous — 0.0%
Ormat Technologies, Inc.	7,390	194,135
Utilities: Telecommunications — 0.9%
8x8, Inc. (a)	36,896	246,465
Atlantic Tele-Network, Inc.	3,789	204,227
Boingo Wireless, Inc. (a)	9,465	67,485
Cincinnati Bell, Inc. (a)	87,837	296,011
Cogent Communications Group, Inc.	19,207	645,547
Consolidated Communications Holdings, Inc.	16,512	413,626
Fairpoint Communications, Inc. (a)	8,593	130,356
General Communication, Inc., Class A (a)	14,890	162,450
Globalstar, Inc. (a)	112,858	413,060
GTT Communications, Inc. (a)	5,946	70,817
Hawaiian Telcom Holdco, Inc. (a)(b)	4,427	113,730
IDT Corp., Class B	7,016	112,677
inContact, Inc. (a)	25,314	220,105
Iridium Communications, Inc. (a)(b)	33,540	296,829
j2 Global, Inc.	19,572	966,074
Lumos Networks Corp.	7,843	127,449
magicJack VocalTec Ltd. (a)(b)	7,625	75,106
NeuStar, Inc., Class A (a)	9,676	240,255
NTELOS Holdings Corp.	7,244	77,076
Common Stocks	Shares	Value
Utilities: Telecommunications (concluded)
ORBCOMM, Inc. (a)	18,232	$104,834
Premiere Global Services, Inc. (a)	20,099	240,585
Shenandoah Telecommunications Co.	9,882	245,172
Spok Holdings, Inc.	8,911	115,932
Vonage Holdings Corp. (a)	72,796	238,771
West Corp.	15,882	467,884

		6,292,523
Utilities: Water — 0.2%
American States Water Co.	16,012	487,085
Artesian Resources Corp., Class A	3,179	64,025
California Water Service Group	19,733	442,808
Connecticut Water Service, Inc.	4,476	145,470
Middlesex Water Co.	6,566	128,694
SJW Corp.	6,548	175,945
York Water Co.	5,316	106,320

		1,550,347
Total Common Stocks — 97.4%		667,558,319

Other Interests (d) — 0.0%	Beneficial Interest (000)
Gerber Scientific, Inc.	$13	—

Rights — 0.0%	Shares
Utilities: Telecommunications — 0.0%
Leap Wireless, CVR (a)	28,200	71,064

Warrants (e) — 0.0%
Oil: Crude Producers — 0.0%
Magnum Hunter Resources Corp., (Issued 9/12/13, 1 Share for 1 Warrant, Expires 4/15/16, Strike Price $8.50)	7,791	—
Total Long-Term Investments (Cost — $455,861,089) — 97.4%		667,629,383

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.03% (c)(f)	16,323,316	16,323,316

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2014	25

Schedule of Investments (continued)	Master Small Cap Index Series (Percentages shown are based on Net Assets)

	Beneficial Interest (000)	Value
BlackRock Liquidity Series, LLC, Money Market Series, 0.19% (c)(f)(g)	18,849,792	$18,849,792
Total Short-Term Securities (Cost — $35,173,108) — 5.1%		35,173,108
Total Investments (Cost — $491,034,197*) — 102.5%		702,802,491
Liabilities in Excess of Other Assets — (2.5)%		(17,391,940)

Net Assets — 100.0%		$685,410,551

*	As of September 30, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$509,083,790

Gross unrealized appreciation	$238,838,862
Gross unrealized depreciation	(45,120,161)

Net unrealized appreciation	$193,718,701

Notes to Schedule of Investments

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	Investments in issuers considered to be an affiliate of the Series during the period ended September 30, 2014, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at December 31, 2013	Shares/ Beneficial Interest Purchased	Shares/ Beneficial Interest Sold	Shares/ Beneficial Interest Held at September 30, 2014	Value at September 30, 2014	Income	Realized Loss
BlackRock Kelso Capital Corp.[1]	37,065	2,009	(39,074)	—	—	$17,111	$(620)
BlackRock Liquidity Funds, TempFund, Institutional Class	48,629,247	—	(32,305,931)[2]	16,323,316	$16,323,316	$3,889	—
BlackRock Liquidity Series, LLC, Money Market Series	$45,115,062	—	$(26,265,270)[2]	$18,849,792	$18,849,792	$1,120,421	—
PennyMac Financial Services, Inc.	5,912	—	—	5,912	$86,611	—	—
PennyMac Mortgage Investment Trust	28,588	8,169	(5,888)	30,869	$661,523	$57,113	$(20,615)
[1] No longer held by the Series as of report date.
[2] Represents net shares/beneficial interest sold.

(d)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.

(e)	Warrants entitle the Series to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date, if any.

(f)	Represents the current yield as of report date.

(g)	Security was purchased with the cash collateral from loaned securities. The Series may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

26	QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2014

Schedule of Investments (continued)	Master Small Cap Index Series

•	Financial futures contracts outstanding as of September 30, 2014 were as follows:

Contracts Purchased	Issue	Exchange	Expiration	Notional Value	Unrealized Depreciation
177	Russell 2000 Mini Index	ICE Futures U.S. Indices	December 2014	$19,409,820	$(690,611)

•

For Series compliance purposes, the Series’ sector classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Series has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Series’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Series’ policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Series’ policy regarding valuation of investments and derivative financial instruments, please refer to the Series’ most recent financial statements as contained in its semi-annual report.

The following tables summarize the Series’ investments and derivative financial instruments categorized in the disclosure hierarchy as of September 30, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:[1]
Common Stocks	$667,528,289	—	$30,030	$667,558,319
Rights	—	—	71,064	71,064
Short-Term Securities	16,323,316	$18,849,792	—	35,173,108

Total	$683,851,605	$18,849,792	$101,094	$702,802,491

[1] See above Schedule of Investments for values in each industry.

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2014	27

Schedule of Investments (concluded)	Master Small Cap Index Series

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments [1]
Liabilities:
Equity contracts	$(690,611)	—	—	$(690,611)
[1] Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The Series may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of September 30, 2014, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$3,771		—	$3,771
Cash pledged for financial futures contracts	845,000	—	—	845,000
Liabilities:
Collateral on securities loaned at value	—	$(18,849,792)	—	(18,849,792)

Total	$848,771	$(18,849,792)	$—	$(18,001,021)

There were no transfers between levels during the period ended September 30, 2014.

28	QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2014

Item 2 –	Controls and Procedures

2(a) –	The registrants’ principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrants’ disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrants’ internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrants’ last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrants’ internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, each registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Index Funds, Inc. and Quantitative Master Series LLC

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Index Funds, Inc. and Quantitative Master Series LLC

Date: November 24, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of each registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Index Funds, Inc. and Quantitative Master Series LLC

Date: November 24, 2014

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Index Funds, Inc. and Quantitative Master Series LLC

Date: November 24, 2014